                                  EVERGREEN
                               STATE TAX-FREE
                                   FUNDS

             (Logos of South Carolina, North Carolina, Georgia,
           Virginia, Florida and Florida High Income appear here)

               (Photo of snow-capped mountain appears here)


                             1995 ANNUAL REPORT

           A SHARES              B SHARES              Y SHARES


                           (Evergreen boxed logo appears here)
                                 Evergreen
                                   Funds

                         EVERGREEN STATE TAX-FREE FUNDS
                               TABLE OF CONTENTS

                                                  A Review of the Past Year
                                                  and Prospects for the Future..............................................     1
                                                  A Report From Your Portfolio Managers.....................................     3
(Florida logo appears here)    FLORIDA MUNICIPAL  Results to Date...........................................................     4
                                       BOND FUND  Statement of Investments..................................................     5
                                                  Statement of Assets and Liabilities.......................................     9
                                                  Statement of Operations...................................................    10
                                                  Statement of Changes in Net Assets........................................    11
                                                  Financial Highlights......................................................    12
(Florida High income logo appears here)  FLORIDA  Results to Date...........................................................    13
                                     HIGH INCOME  Statement of Investments..................................................    14
                             MUNICIPAL BOND FUND  Statement of Assets and Liabilities.......................................    17
                                                  Statement of Operations...................................................    18
                                                  Statement of Changes in Net Assets........................................    19
                                                  Financial Highlights......................................................    20
(Georgia logo appears here)              GEORGIA  Results to Date...........................................................    21
                             MUNICIPAL BOND FUND  Statement of Investments..................................................    22
                                                  Statement of Assets and Liabilities.......................................    24
                                                  Statement of Operations...................................................    25
                                                  Statement of Changes in Net Assets........................................    26
                                                  Financial Highlights......................................................    27
(North Carolina logo appears here)NORTH CAROLINA  Results to Date...........................................................    28
                                  MUNICIPAL BOND  Statement of Investments..................................................    29
                                            FUND  Statement of Assets and Liabilities.......................................    31
                                                  Statement of Operations...................................................    32
                                                  Statement of Changes in Net Assets........................................    33
                                                  Financial Highlights......................................................    34
(South Carolina logo appears here)SOUTH CAROLINA  Results to Date...........................................................    35
                                  MUNICIPAL BOND  Statement of Investments..................................................    36
                                            FUND
                                                  Statement of Assets and Liabilities.......................................    38
                                                  Statement of Operations...................................................    39
                                                  Statement of Changes in Net Assets........................................    40
                                                  Financial Highlights......................................................    41
(Virginia logo appears here)            VIRGINIA  Results to Date...........................................................    42
                                  MUNICIPAL BOND  Statement of Investments..................................................    43
                                            FUND  Statement of Assets and Liabilities.......................................    45
                                                  Statement of Operations...................................................    46
                                                  Statement of Changes in Net Assets........................................    47
                                                  Financial Highlights......................................................    48
                                                  Combined Notes to Financial Statements....................................    49
                                                  Report of Independent Accountants -- Price Waterhouse LLP.................    58
                                                  Independent Auditors' Report -- KPMG Peat Marwick LLP.....................    59
                                                  Trustees and Officers.....................................................   IBC

                         EVERGREEN STATE TAX-FREE FUNDS
A REVIEW OF THE PAST YEAR
AND PROSPECTS FOR THE FUTURE
BY STEPHEN A. LIEBER, CHAIRMAN OF
EVERGREEN ASSET MANAGEMENT CORP.
   In projecting the outlook for the United States   (photo of Stephen A. Lieber
economy in the final months of 1995, one central fact              appears here)
dominates the discussion; inflation is being held to
the very low single digits. For a nation which has,
for over twenty-five years, been
preoccupied in all economic forecasting with apprehension over the outlook for inflation, this is a period of remarkable calm. Instead of concerns over inflation, the dominant anxiety with which investors look to the future, is now that of the price level of securities; stocks and bonds. That price level, however, is a reflection of changing perceptions of the inflation risk. Comparison of inflation rates, interest rates, and equity valuation, at the beginning of the long-bull market which began in the summer of 1982, clarifies these points. The inflation rate fell from 7.2% in the second quarter of 1982, to 2.5% in the third quarter of 1995. Thirty-year U.S. Treasury Bond yields fell from 12.97% to 6.52%, and 90-day U.S. Treasury Bill rates from 11.91% to 5.31%, while price/earnings ratios have risen (on the S&P 500 Stock Index) from 7.8 times to 16.6 times. Clearly, both bonds and stocks are worth more in this environment of lowered inflation and reduced inflationary expectations.
   Thus far, in 1995, the hoped for "soft landing" of the economy into a slower, non-inflationary expansion has been achieved. The issue of its future course is, however, open to analysis and debate. There can be little debate over today's cautious policies. There is a broad acceptance of the need to sustain low leverage financial policies; minimizing the build-up of debt by both government and industry, accelerating productivity gains, and economizing resources. This is not only an anti-inflationary mentality, but it is also a conservative, counter-expansionary economic growth policy. Politicians are prouder of cut-backs than of expansion in public services. Businessmen boast of "re-engineering" which results in lay-offs, rather than of hiring. When new facilities are built, they are described as enhancers of productivity, not just as producers of products or services. Business and labor alike think of their pricing as competing in the world market. Industry wants to sell in the world markets, and labor does not want to be outpriced by alternative manufacturing sources in low labor cost countries. These policies push productivity, price-restraint, and wage-restraint.
   Policies of restraint, evident in so many sectors of the economy, lead some observers to apprehensions that they will be over-done. If consumer demand slows and business inventories build, it is argued, then a cycle of manufacturing cutbacks will lead to accelerating lay-offs and another recessionary period. The counter-argument holds that there are enough dynamic growth potentials on the horizon for consumer products and services, and for increasing exports, so that this negative prediction will not be realized. This positive point of view looks to the increasing demand for American products, particularly technologically sophisticated consumer and capital goods products, and the output of our multi-national corporations which sell products in developing countries to accelerate demand for our exports. It holds that the rapid technological change, notably in electronics and communications, is bringing enough new demand from both the industrial and the consumer sectors to act as the catalyst for overall consumer and industrial goods demand growth.
   Whether the "soft landing" scenario continues in the next few months, and the economy shows modest expansion, or a slowdown begins to emerge, the likelihood is that inflation will remain under control. This provides for a continuing pattern of the recently lowered interest rate levels. Whether long-term and short-term interest rates move significantly lower than today's 6.3%, 30-year U.S. Treasury Bonds, and 5.5%, 1-year U. S. Treasury Bills, depends not only on the strengthening or weakening of the domestic economy, but also on the comparative interest rates being paid by other major industrial nations, and the stability of the dollar. Our interest rates must be in equilibrium with others, when adjusted for their inflation rates and the values of our currency. Presently, the trends in
                                                                               1

                         EVERGREEN STATE TAX-FREE FUNDS
A REVIEW OF THE PAST YEAR AND
PROSPECTS FOR THE FUTURE -- (CONTINUED)
the major industrial countries, Germany and Japan, suggest continued slower growth than that recently experienced by the American economy, with prospective declining inflationary trends. This should enable the United States Federal Reserve to retain sufficient flexibility, so that rates can be brought down if the economy slows too rapidly and, thus, to sustain our economic strength without being pressured toward unreasonably high interest rates.
   We believe that the general level of valuation of both stocks and bonds is likely to be sustained. Individual equity issues will, of course, reflect prevailing business conditions. Emphasis in owning equities, we believe, should be on powerful business franchises, companies with both leadership and dynamic growth characteristics, providing vital services or products. On average, the level of equities valuation is in line with current interest rate trends, but, it is apparent that large sectors of the market are priced on highly optimistic growth expectations. These sectors and issues are subject to quick and major downward revaluation to the extent that their businesses fail to show strong evidence of continued high growth rates. As the economy remains slower than over the past two years, it will evidently be more difficult to show extraordinary growth rates. Therefore, we anticipate a renewed interest in those businesses which are undervalued in terms of their growth potential, especially those beginning, or, in process of, programs for profit margin improvement and profits growth.
   We continue to believe that the merger and acquisition trend will continue, as larger companies seek to capitalize on opportunities for economies of scale and synergies through mergers and acquisitions. This movement, already strong, is expected to broaden as a deregulatory atmosphere continues to develop through new legislative initiatives.
   In summary, we anticipate an environment where careful selection of equities and careful analysis of current economic trends in fixed income investing will combine to sustain rewarding long-term investment programs.
October 20, 1995
2

                         EVERGREEN STATE TAX-FREE FUNDS
A REPORT FROM YOUR
PORTFOLIO MANAGERS
BY ROBERT EVANS,
RICHARD MARRONE,
ROBERT DRYE,
CHARLES JEANNE
   Most of last year was a difficult period for fixed income    (Photo
investments, municipal securities in particular. Prices were   appears here)
declining fairly quickly as mutual funds experienced cash
withdrawals and attempted to sell bonds. Broker/dealers became reluctant buy bonds, and thus provide liquidity, as prices kept falling. Municipal bond yields dropped to approximately 90% to
95% of those of Treasuries as we approached the last week of
November 1994.
   At these ratios to taxable bonds, municipals were a real
bargain for investors on a relative and historical basis. In anticipation of a slowdown in the economy and, therefore,
lower interest rates, we began to lengthen the average maturity of our portfolios. Purchases were concentrated on bonds with lower coupon rates which positioned the Funds to take advantage of the appreciation potential afforded by declining interest rates.
   This strategy proved highly rewarding as each successive    (Photo
economic number revealed slower growth. Fixed income prices     appears here)
climbed higher. With each advance in the price of Treasury
bonds, investors feared being left behind, which only pushed the rally further. Municipal bonds prices kept pace with their
taxable counterparts and actually outperformed Treasuries during the quarter.
   The second quarter of 1995 started out in the same fashion.
Strong demand and talk of severe supply shortages pushed the rally further until talk of tax reform surfaced in May. The tax reform debate, especially the talk of a flat tax, created enough concern among investors to stall the rally in municipal bonds.
Municipals severely underperformed taxables as June continued. Tax reform talk succeeded in pushing tax-exempt yields up to a point where municipals were again yielding approximately 90% of comparable taxable bonds.
   We anticipated municipals to perform better going into the       (Photo
summer months. This did in fact occur, but only for the short     appears here)
and intermediate maturity ranges of the municipal market as
investors, concerned about tax reform, concentrated purchases in shorter maturities. Likewise, concern about tax reform created a demand among investors for a "tax reform premium" for longer maturities, which caused the sector to underperform. The
outperformance by bonds of shorter maturities caused the
municipal yield curve to steepen dramatically relative to the
Treasury securities.
   This new relationship between tax-exempts and taxables has resulted in tax-exempts
being an attractive investment again. As the fiscal year came to an end, we realized some selective profits in the portfolio in order to take advantage of opportunities to improve call protection or overall yield. This has left the portfolios in a position of take advantage of a potential decline in interest rates while providing attractive current yields. The tax reform debate is far from over; however, we believe the yields available today adequately compensate for this risk.
                                                                               3

                     EVERGREEN FLORIDA MUNICIPAL BOND FUND
RESULTS TO DATE
PERFORMANCE OF $10,000 INVESTED IN THE
EVERGREEN FLORIDA MUNICIPAL BOND FUND
     The graphs below compare a $10,000 investment in the Evergreen Florida Municipal Bond Fund (Class A, Class B and Class Y Shares) with a similar investment in the Lehman Brothers Municipal Bond Index ("Index").
                              [CHARTS TO FOLLOW.]
(Two graphs appear here with the following plot points.)

CLASS A AVERAGE ANNUAL TOTAL RETURN

1 YEAR=9.0%
SINCE INCEPTION=8.2%

                              6/17/92*    8/31/92   8/31/93   8/31/94   8/31/95
                                 (CUSTOMER PLEASE FILL IN)
LEHMAN MUNICIPAL BOND INDEX
FLORIDA HIGH INCOME FUND


CLASS B AVERAGE ANNUAL TOTAL RETURN
SINCE INCEPTION=4.4%

                              6/1/95*    6/31/95   8/31/95
                                 (CUSTOMER PLEASE FILL IN)
LEHMAN MUNICIPAL BOND INDEX
FLORIDA HIGH INCOME FUND


*Commencement of class operations.
 PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE RESULTS. MUTUAL FUNDS
                                      ARE
 NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.
     For the purposes of the graphs and the accompanying tables, it has been assumed that (a) the maximum sales charge of 4.75% was deducted from the initial $10,000 investment in Class A Shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B Shares, assuming full redemption on August 31, 1995; (c) all recurring fees (including investment advisory fees) were deducted; and (d) all dividends and distributions were reinvested.
     The Index is an unmanaged index and includes the reinvestment of income, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund.
4

                     EVERGREEN FLORIDA MUNICIPAL BOND FUND
(Fla. Logo appears here)     STATEMENT OF INVESTMENTS
                                AUGUST 31, 1995

 PRINCIPAL
  AMOUNT
   (000)                                            VALUE
LONG-TERM MUNICIPAL SECURITIES -- 97.9%
             FLORIDA -- 97.9%
     $1,500  Alachua County,
             Health Facility Authority RB,
             7.75%, 7/1/10, (CGIC).............. $  1,702,095
      2,000  Altamonte Springs,
             Adventis Health Sinbelt RB, (Series
             B),
             5.125%, 11/15/18, (AMBAC)..........    1,791,300
      1,600  Boynton Beach,
             Water & Sewer RB,
             7.40%, 11/1/15, (AMBAC)............    1,847,104
        875  Brevard County,
             Housing Finance Authority RB,
             Single Family Mortgage,
             (Series B),
             7.00%, 3/1/13, (FSA)...............      927,675
      1,500  Brevard County,
             Utility RRB, (Series 1993),
             5.25%, 3/1/14, (AMBAC).............    1,413,630
      1,375  Broward County,
             Housing Finance Authority RB,
             College Home Mortgage,
             (Series B),
             7.125%, 3/1/17, (GNMA).............    1,460,498
        205  Broward County,
             Housing Finance Authority RB,
             College Home Mortgage,
             (Series B),
             7.55%, 3/1/15, (GNMA)..............      219,590
      2,925  Broward County,
             Housing Finance Authority RB,
             North Beach Hospital Project,
             7.00%, 8/15/11, (MBIA).............    3,229,931
        105  Charlotte County,
             Special Assessment,
             Peachland Municipal Service Tax &
             Ben. Units,
             7.25%, 10/1/10, (MBIA).............      117,469
      1,000  Charlotte County,
             Utility RB,
             7.00%, 10/1/14, (FGIC).............    1,149,270
        500  Collier County,
             Health Facility Authority, RRB,
             The Moorings, Inc. Project,
             7.00%, 12/1/19.....................      508,880
      1,000  Cooper City,
             Sales Tax RB,
             7.25%, 10/1/11.....................    1,084,380
 PRINCIPAL
  AMOUNT
   (000)                                            VALUE
     $1,000  Dade County,
             Courthouse Center Project RB,
             6.25%, 4/1/09, (MBIA).............. $  1,043,190
      2,070  Dade County,
             Education Facility Authority RB,
             Florida International University
             N Miami Project,
             7.10%, 10/1/16.....................    2,389,877
      2,000  Dade County,
             Education Facility Authority RB,
             St. Thomas University,
             6.00%, 1/1/14,
             (LOC: Sun Bank Miami)..............    1,964,920
      1,000  Dade County,
             Education Facility Authority RB,
             St. Thomas University,
             6.125%, 1/1/19,
             (LOC: Sun Bank Miami)..............      985,850
      2,600  Dade County,
             Education Facility Authority RB,
             St. Thomas University,
             7.65%, 1/1/14,
             (LOC: Sun Bank Miami)..............    2,965,144
      5,280  Dade County,
             Guaranteed Entitlement RB,
             Capital Appreciation, (Series A),
             Zero Coupon, 2/1/08 (MBIA).........    2,651,510
        250  Dade County,
             Health Facility Authority RB,
             South Shore Hospital & Medical
             Center,
             7.60%, 8/1/24......................      270,568
        135  Dade County,
             Housing Finance Authority RB,
             Single Family Mortgage,
             (Series A),
             7.10%, 3/1/17, (GNMA)..............      144,608
        275  Dade County,
             Housing Finance Authority RB,
             Single Family Mortgage,
             (Series A),
             7.50%, 9/1/13, (GNMA)..............      292,996
        500  Dade County,
             Housing Finance Authority RB,
             Single Family Mortgage,
             (Series D),
             6.95%, 12/15/12, (FSA).............      532,955
      2,000  Dade County,
             Miami Cerebral Palsy Service RB,
             Development Authority,
             8.00%, 6/1/22......................    2,009,540

                                                                               5

                        EVERGREEN FLORIDA MUNICIPAL BOND FUND
(Florida logo appears here) STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1995

 PRINCIPAL
  AMOUNT
   (000)                                            VALUE
LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
     $3,815  Dade County,
             Public Facility RB,
             Jackson Memorial Hospital,
             4.875%, 6/1/15, (MBIA)............. $  3,333,852
      6,500  Dade County,
             Public Facility RB,
             Jackson Memorial Hospital,
             5.25%, 6/1/23, (MBIA)..............    5,844,280
      1,000  Dade County,
             Water & Sewer Systems RB,
             Allegany Health Systems,
             St. Mary's,
             5.00%, 10/1/13, (FGIC).............      910,020
        840  Duval County,
             Single Family Mortgage RB,
             Housing Finance Authority,
             7.35%, 7/1/24, (FGIC)..............      901,790
        215  Duval County,
             Single Family Mortgage RB,
             Housing Finance Authority,
             7.50%, 6/1/15, (GNMA)..............      230,362
      1,000  Escambia County,
             Health Facility Authority RB,
             Baptist Hospital, Inc.,
             6.00%, 10/1/14.....................      925,140
      4,615  Escambia County,
             Pollution Control RB,
             Champion International Corp.
             Project,
             5.875%, 6/1/22.....................    4,339,715
      3,000  Escambia County,
             Pollution Control RB,
             Gulf Power Co. Project,
             8.25%, 6/1/17......................    3,244,530
      2,000  FSU Financial Assistance, Inc.,
             Education & Athletic Facility RB,
             (Series A),
             Prerefunded @ $102
             6.75%, 10/1/01.....................    2,274,460
      3,820  Florida Housing Finance Agency,
             College Homeownership
             Mortgage RB,
             8.00%, 12/1/20, (GNMA).............    4,144,815
      1,895  Florida Housing Finance Agency,
             Multi-Family Housing RB, (Series
             A),
             6.875%, 10/1/12....................    1,959,828
      2,000  Florida State,
             Board Finance Department RB,
             General Service Department,
             6.75%, 7/1/13 (AMBAC)..............    2,154,320
 PRINCIPAL
  AMOUNT
   (000)                                            VALUE
     $3,000  Florida State,
             Board of Education, (Series B),
             Prerefunded @ $102
             7.00%, 6/1/99...................... $  3,329,760
      1,000  Florida State,
             Board of Education Capital Outlay
             RB, Public Education, (Series A),
             5.00%, 6/1/09......................      963,320
      2,000  Florida State,
             Board of Education Capital Outlay
             RB, Public Education, (Series E),
             5.25%, 6/1/23......................    1,805,740
      2,500  Florida State,
             Board University Systems RB,
             6.70%, 7/1/12, (AMBAC).............    2,668,000
      6,350  Florida State,
             Municipal Power Agency RB,
             Stanton II Project,
             4.50%, 10/1/27, (AMBAC)............    5,015,420
      1,500  Gainesville,
             Utility System RRB, (Series B),
             5.50%, 10/1/13.....................    1,446,660
      1,235  Hialeah,
             Capital Improvement RB,
             5.50%, 10/1/13.....................    1,127,925
      1,000  Hillsborough County,
             Florida Aviation RB,
             Tampa International Airport,
             (Series A),
             6.90%, 10/1/11 (FGIC)..............    1,083,350
      2,000  Hillsborough County,
             Industrial Development Authority,
             RRB,
             (University Community Hospital),
             6.50%, 8/15/19, (MBIA).............    2,185,400
      1,000  Hillsborough County,
             Port Distribution RB,
             (Tampa Port Authority)
             5.75%, 6/1/13, (FSA)...............      992,210
      1,000  Homestead,
             Excise Tax RB,
             7.15%, 10/1/11, (MBIA).............    1,113,820
      2,135  Jacksonville,
             Electric Authority RB,
             Bulk Power Supply Scherer,
             Prerefunded @ $101.5
             7.00%, 10/1/12.....................    2,413,532

6

                     EVERGREEN FLORIDA MUNICIPAL BOND FUND
(Florida logo appears here) STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1995

 PRINCIPAL
  AMOUNT
   (000)                                            VALUE
LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
     $4,085  Jacksonville,
             Electric Authority RB,
             Electric System, (Series 3-A),
             5.25%, 10/1/28..................... $  3,662,448
      2,000  Jacksonville,
             Health Facility Authority RB,
             Prerefunded @ $102 (Series B),
             7.50%, 11/1/00.....................    2,318,020
      1,500  Jacksonville,
             Health Facility Authority RB,
             St. Lukes Hospital Association
             Project,
             6.75%, 11/15/13....................    1,583,805
      1,500  Jacksonville,
             Health Facility Authority RB,
             St. Lukes Hospital Association
             Project,
             7.125%, 11/15/20...................    1,616,685
      1,025  Leon County,
             Housing Finance Authority,
             Multi-County Program, (Series B),
             6.25%, 7/1/19, (GNMA)..............    1,021,115
      1,000  Manatee County,
             Community Redevelopment,
             Administration Center Project,
             7.00%, 4/1/08, (MBIA)..............    1,099,940
      1,510  Manatee County,
             Public Utilities RB, GO,
             4.75%, 10/1/13, (FGIC).............    1,316,916
      3,500  Manatee County,
             Public Utilities RB,
             (Series A),
             6.75%, 10/1/13, (MBIA).............    3,980,305
      1,500  Martin County,
             Health Facility Authority RB,
             (Series B),
             7.10%, 11/15/20 (MBIA).............    1,653,465
      3,000  Miami Beach,
             Redevelopment Agency,
             Tax Increment RB,
             City Center-Historic Convention,
             5.80%, 12/1/13.....................    2,801,340
      2,400  Miami Beach,
             Sports & Exhibit Authority RB,
             Prerefunded @ $102
             7.20%, 10/1/00, (FGIC).............    2,718,024
 PRINCIPAL
  AMOUNT
   (000)                                            VALUE
     $1,000  North Tampa,
             Housing Development Corp. RB,
             Multi-Family Mortgage,
             Country Oaks Apartments, (Series
             A),
             6.90%, 1/1/24, (FNMA).............. $  1,039,020
      1,000  Okaloosa County,
             Water & Sewer RB,
             6.00%, 7/1/11, (AMBAC).............    1,044,760
      3,000  Orange County,
             Health Facility Authority RB,
             Lakeside Alternatives, Inc.,
             6.50%, 7/1/13......................    2,960,700
      1,000  Orlando,
             Utility Commission Water & Electric
             RRB, (Series D),
             6.75%, 10/1/17.....................    1,128,170
      3,000  Palm Beach County,
             Criminal Justice Facility RB,
             7.20%, 6/1/15, (FGIC)..............    3,558,780
      2,195  Palm Beach County,
             Health Facility Authority RB,
             Good Samaritan Health Systems,
             6.20%, 10/1/11.....................    2,212,845
      6,000  Palm Beach County,
             Health Facility Authority RB,
             Good Samaritan Health Systems,
             6.30%, 10/1/22.....................    6,052,920
      6,250  Palm Beach County,
             Health Facility Authority RB,
             Jupiter Medical Center, Inc.,
             5.25%, 8/1/23, (FSA)...............    5,618,312
      1,000  Palm Beach County,
             Single Family Mortgage RB,
             6.50%, 10/1/21, (GNMA).............    1,014,980
      4,440  Palm Beach County,
             Single Family Mortgage RB, (Series
             B),
             7.60%, 3/1/23, (GNMA)..............    4,764,120
      5,000  Pensacola,
             Health Facility Authority RB,
             Daughters Charity National Health,
             5.25%, 1/1/11......................    4,617,600
        860  Polk County,
             Housing Finance Authority,
             Single Family Mortgage RB,
             (Series A),
             7.00%, 9/1/15......................      891,381

                             EVERGREEN FLORIDA MUNICIPAL BOND FUND
(Florida logo appears here) STATEMENT OF INVESTMENTS -- (CONTINUED)
                                    AUGUST 31, 1995

 PRINCIPAL
  AMOUNT
   (000)                                          VALUE
LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
     $1,000  Port Everglades,
             Port Authority RB,
             (Escrowed to Maturity),
             7.125%, 11/1/16.................. $  1,187,610
      1,500  Reedy Creek,
             Import Distribution Utility RRB,
             (Series 1),
             5.00%, 10/1/19, (MBIA)...........    1,323,990
        750  St. Johns County,
             Solid Waste Disposal RB,
             7.25%, 11/1/10, (FGIC)...........      841,200
      1,000  St. Petersburg,
             Health Facility Authority RB,
             Allegheny Health System,
             St. Mary's,
             7.00%, 12/1/21, (MBIA)...........    1,102,050
      1,955  Sanford,
             Water & Sewer RB,
             4.50%, 10/1/21, (AMBAC)..........    1,586,131
      1,740  Sanford,
             Water & Sewer RB,
             4.75%, 10/1/18, (AMBAC)..........    1,483,507
      1,000  Sarasota County,
             Utility Systems RB,
             6.50%, 10/1/14, (FGIC)...........    1,058,260
      3,590  Seacoast,
             Utility Systems RB,
             (Series A)
             5.50%, 3/1/18, (FGIC)............    3,446,903
      3,500  Tallahassee,
             Cons Utility System RB,
             (Series B),
             6.90%, 10/1/14...................    3,898,895
        750  Tampa,
             Guaranteed Entitlement RB,
             7.05%, 10/1/07, (AMBAC)..........      848,880
        540  University Community Hospital,
             Inc. RB,
             7.50%, 9/1/11, (FSA).............      623,749
        850  Winter Haven,
             Housing Authority,
             Abbey Lane Apartments,
             (Series C),
             7.00%, 7/1/12, (FNMA)............      895,016
      1,750  Winter Haven
             Housing Authority,
             Abbey Lane Apartments,
             (Series C),
             7.00%, 7/1/24, (FNMA)............    1,825,775
               TOTAL LONG-TERM MUNICIPAL
                  SECURITIES
                  (COST $154,889,758).........  163,908,846

SHARES                                          VALUE
MUTUAL FUND SHARES .4%
    695,000  Lehman Municipal Money
             Market Fund
             (COST $695,000)............        $    695,000
               TOTAL INVESTMENTS
                  (COST $155,584,758)...   98.3%  164,603,846
               OTHER ASSETS AND
                  LIABILITIES -- NET....     1.7    2,798,325
               NET ASSETS...............  100.0% $167,402,171

Summary of Abbreviations
AMBAC -- Insured by American Municipal Bond Assurance Corporation
CGIC -- Insured by Capital Guaranty Insurance Company
FGIC -- Insured by Financial Guaranty Insurance Company
FNMA -- Federal National Mortgage Association
FSA -- Insured by Financial Security Assurance
GNMA -- Insured by Governmental National Mortgage Association
GO -- General Obligation Bonds
LOC -- Letter of Credit
MBIA -- Insured by Municipal Bond Investors Assurance
RB -- Revenue Bonds
RRB -- Revenue Refunding Bonds
See accompanying notes to financial statements.
8

                              EVERGREEN FLORIDA MUNICIPAL BOND FUND
(Florida logo appears here)    STATEMENT OF ASSETS AND LIABILITIES
                                         AUGUST 31, 1995

ASSETS:
   Investments at value (identified cost $155,584,758)...........................................................  $164,603,846
   Cash..........................................................................................................           181
   Receivable for securities sold................................................................................     3,376,137
   Interest receivable...........................................................................................     3,105,832
   Receivable for Fund shares sold...............................................................................       123,000
   Prepaid expenses..............................................................................................        14,631
         Total assets............................................................................................   171,223,627
LIABILITIES:
   Payable for securities purchased..............................................................................     2,911,980
   Dividends payable.............................................................................................       518,008
   Payable for Fund shares redeemed..............................................................................       297,264
   Accrued expenses..............................................................................................        94,204
         Total liabilities.......................................................................................     3,821,456
NET ASSETS.......................................................................................................  $167,402,171
NET ASSETS CONSIST OF:
   Paid-in capital...............................................................................................  $159,743,806
   Undistributed net investment income...........................................................................        22,662
   Net unrealized appreciation of investments....................................................................     9,019,088
   Accumulated net realized loss on investment transactions......................................................    (1,383,385)
         Net assets..............................................................................................  $167,402,171
CALCULATION OF NET ASSET VALUE AND MAXIMUM OFFERING PRICE PER SHARE:
   Class A Shares ($136,449,133 14,007,733 shares of beneficial interest outstanding)............................  $       9.74
   Sales charge -- 4.75% of offering price.......................................................................           .49
         Maximum offering price..................................................................................  $      10.23
   Class B Shares ($27,350,734 2,808,102 shares of beneficial interest outstanding)..............................  $       9.74
   Class Y Shares ($3,602,304 369,836 shares of beneficial interest outstanding).................................  $       9.74

See accompanying notes to financial statements.
                                                                               9

                              EVERGREEN FLORIDA MUNICIPAL BOND FUND
(Florida logo appears here)         STATEMENT OF OPERATIONS
                               FOUR MONTHS ENDED AUGUST 31, 1995

INVESTMENT INCOME:
   Interest...........................................................................................             $3,467,384
EXPENSES:
   Advisory fee.......................................................................................  $243,413
   Administrative personnel and service fees..........................................................    38,751
   Distribution fee -- Class A Shares.................................................................    59,721
   Distribution fee -- Class B Shares.................................................................    28,054
   Shareholder services fees..........................................................................     9,351
   Transfer agent fee.................................................................................    77,655
   Insurance expense..................................................................................    54,997
   Custodian fee......................................................................................    32,224
   Professional fees..................................................................................    29,473
   Registration and filing fees.......................................................................    17,371
   Trustees' fees and expenses........................................................................     8,879
   Reports and notices to shareholders................................................................     6,576
   Miscellaneous......................................................................................     5,074
                                                                                                         611,539
   Less: Fee waivers and expense reimbursements.......................................................  (120,525)
         Net expenses.................................................................................                491,014
Net investment income.................................................................................              2,976,370
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments...................................................................                865,584
   Net change in unrealized appreciation of investments...............................................              2,620,594
   Net gain on investments............................................................................              3,486,178
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................................             $6,462,548

See accompanying notes to financial statements.
10

                              EVERGREEN FLORIDA MUNICIPAL BOND FUND
(Florida logo appears here)     STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  FOUR MONTHS
                                                                                                     ENDED          YEAR ENDED
                                                                                                AUGUST 31, 1995   APRIL 30, 1995
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income......................................................................   $   2,976,370     $  10,603,619
   Net realized gain on investments...........................................................         865,584           911,219
   Net change in unrealized appreciation of investments.......................................       2,620,594           658,645
      Net increase in net assets resulting from operations....................................       6,462,548        12,173,483
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A Shares.............................................................................      (2,733,700)      (10,603,619)
   Class B Shares.............................................................................        (211,396)               --
   Class Y Shares.............................................................................         (31,274)               --
         Total distributions from net investment income.......................................      (2,976,370)      (10,603,619)
DISTRIBUTIONS TO SHAREHOLDERS IN EXCESS OF NET INVESTMENT INCOME:
   Class A Shares.............................................................................        (210,099)               --
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:
   Class A Shares.............................................................................        (820,461)         (372,640)
      Total distributions to shareholders.....................................................      (4,006,930)      (10,976,259)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold..................................................................       4,227,591        10,432,999
   Proceeds from shares issued in acquisition of First Union
      Florida Municipal Bond Portfolio........................................................      38,045,323                --
   Proceeds from reinvestment of distributions................................................       1,604,983         3,441,954
   Payment for shares redeemed................................................................     (47,473,841)      (46,142,147)
      Net decrease resulting from Fund share transactions.....................................      (3,595,944)      (32,267,194)
      Net decrease in net assets..............................................................      (1,140,326)      (31,069,970)
NET ASSETS:
   Beginning of period........................................................................     168,542,497       199,612,467
   End of period (includes undistributed net investment income of $22,662 at August 31,
     1995)....................................................................................   $ 167,402,171     $ 168,542,497

See accompanying notes to financial statements.
                                                                              11

(Florida logo appears here)  THE EVERGREEN FLORIDA MUNICIPAL BOND FUND
                                    FINANCIAL HIGHLIGHTS(Stacked Crosses)

                                                                      CLASS A SHARES        CLASS B SHARES    CLASS Y SHARES
                                             FOUR MONTHS
                                               ENDED                                        JUNE 30, 1995*    JUNE 30, 1995*
                                             AUGUST 31,           YEAR ENDED APRIL 30,        THROUGH           THROUGH
                                              1995#      1995     1994    1993    1992  AUGUST 31, 1995#     AUGUST 31, 1995#
PER SHARE DATA:
Net asset value, beginning of period..    $9.61          $9.52     $9.95     $9.35     $9.21      $9.67       $9.67
Income (loss) from investment
  operations:
Net investment income.................      .25            .54       .56       .56       .61        .07         .09
Net realized and unrealized gain
   (loss on investments...............      .22            .11      (.36)      .67       .22        .10         .10
    Total from investment operations..      .47            .65       .20      1.23       .83        .17         .19
Less distributions to shareholders
   from:
Net investment income.................     (.25)          (.54)     (.56)     (.56)     (.61)      (.07)       (.09)
Distributions in excess of net
  investment income...................     (.03)            --        --        --        --       (.03)       (.03)
Net realized gains....................     (.06)          (.02)     (.07)     (.07)     (.04)
Distributions from paid-in capital....       --             --        --        --      (.04)        --         --
    Total distributions...............     (.34)          (.56)     (.63)     (.63)     (.69)      (.10)       (.12)
Net asset value, end of period........    $9.74          $9.61     $9.52     $9.95     $9.35      $9.74       $9.74
    TOTAL RETURN(|)..............          4.2%            7.1%      1.9%     13.6%      9.3%       1.5%        1.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)..................... $136,449       $168,542  $199,612  $198,286  $147,996    $27,351      $3,602

Ratios to average net assets:
  Expenses..............................  .82%(+)(+)**     .61%       .56%     .58%     .41%**     1.44%(+)(+)  .59%(+)(+)
  Net investment income................. 4.89%(+)(+)**    5.73%      5.37%    5.66%    6.12%**     3.22%(+)(+) 4.93%(+)(+)
Portfolio turnover rate.................   29%              53%       32%       24%       24%        29%         29%


#   The Fund changed its fiscal year end from April 30 to August 31.
*   Commencement of class operations.
(+) Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charges are not reflected.
(+)(+)  Annualized
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                          CLASS A SHARES
                                                                                     FOUR MONTHS
                                                                                        ENDED       YEAR ENDED
                                                                                     AUGUST 31,     APRIL 30,
                                                                                        1995#          1992
Expenses..........................................................................      1.05%          .68%
Net investment income.............................................................      4.66%         5.85%

(Stacked On June 30, 1995, ABT Florida Tax-Free Fund sold its net assets Crosses) to First Union Florida Municipal Bond Portfolio which was subsequently renamed Evergreen Florida Municipal Bond Fund.
          ABT Florida Tax-Free Fund was the accounting survivor in the combination. Accordingly, the information stated in the above table prior to the combination reflects the results of ABT Florida Tax-Free Fund. The net asset values per share and related per share data have been restated to reflect the conversion of shares.
          See accompanying notes to financial statements.
12

                             EVERGREEN FLORIDA HIGH INCOME
(Florida Plus Logo appears here)    MUNICIPAL BOND FUND
RESULTS TO DATE
PERFORMANCE OF $10,000 INVESTED IN THE
EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND
     The graphs below compare a $10,000 investment in the Evergreen Fund (Class A and Class B Shares) with a similar investment in the Lehman Brothers Municipal Bond Index ("Index").

(Three graphs appear here with the following plot points.)

CLASS A AVERAGE ANNUAL TOTAL RETURN

1 YEAR=2.5%
SINCE INCEPTION=0.2%

                                       6/1/93*    8/31/93   8/31/94   8/31/95
                                 (CUSTOMER PLEASE FILL IN)
LEHMAN GEORGIA MUNICIPAL BOND INDEX
GEORGIA MUNICIPAL BOND FUND


CLASS B AVERAGE ANNUAL TOTAL RETURN
1 YEAR=1.8%
SINCE INCEPTION=0.6%

                                      6/1/93*    8/31/93   8/31/94   8/31/95
                                 (CUSTOMER PLEASE FILL IN)
LEHMAN GEORGIA MUNICIPAL BOND INDEX
GEORGIA MUNICIPAL BOND FUND


CLASS Y AVERAGE ANNUAL TOTAL RETURN
1 YEAR=7.9%
SINCE INCEPTION=3.1%

                                      2/28/94*    8/31/94   2/28/95   8/31/95
                                 (CUSTOMER PLEASE FILL IN)
LEHMAN GEORGIA MUNICIPAL BOND INDEX
GEORGIA MUNICIPAL BOND FUND


* Commencement of class operations.
 PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE RESULTS. MUTUAL FUNDS
                                      ARE
 NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.
     For the purposes of the graphs and the accompanying tables, it has been assumed that (a) the maximum sales charge of 4.75% was deducted from the initial $10,000 investment in Class A Shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B Shares, assuming full redemption on August 31, 1995; (c) all recurring fees (including investment advisory fees) were deducted; and (d) all dividends and distributions were reinvested.
     The Index is an unmanaged index and includes the reinvestment of income, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund.

                         EVERGREEN FLORIDA HIGH INCOME
                              MUNICIPAL BOND FUND
             (SUCCESSOR TO ABT FLORIDA HIGH INCOME MUNICIPAL BOND FUND)
(Florida Plus logo appears here)     STATEMENT OF INVESTMENTS
                                AUGUST 31, 1995

 PRINCIPAL
  AMOUNT
   (000)                                             VALUE
LONG-TERM MUNICIPAL SECURITIES -- 97.5%
             FLORIDA -- 97.5%
     $  660  Alachua County,
             Health Facility Authority RB,
             Mental Health Service Project,
             7.60%, 11/15/13..................... $   705,520
      1,000  Bay County,
             Hospital Systems RB,
             Bay Medical Center Project,
             8.00%, 10/1/12......................   1,080,930
        400  Baytree Community,
             Development District RB,
             Special Assessment,
             8.75%, 5/1/12.......................     421,444
      1,875  Brevard County,
             Health Facility Authority RB,
             Courtney Springs Village,
             7.50%, 11/15/12.....................   1,885,969
      1,000  Brevard County,
             Tourist Authority RB,
             Marlins Spring,
             6.875%, 3/1/13......................   1,031,970
      1,000  Broward County,
             Housing Finance Authority RB,
             (Series A),
             7.35%, 3/1/23, (GNMA)...............   1,061,380
      1,695  Collier County,
             Special Assessment RB,
             Pine Ridge Industrial Park/
             Naples Production Park,
             5.375%, 11/1/07.....................   1,685,152
      1,125  Crossing At Fleming Island,
             Community Development RB,
             District Utility,
             7.375%, 10/1/19.....................   1,067,434
      1,240  Dade County,
             IDA, Miami Health Facility
             Authority RB, Miami
             Cerebral Palsy Service Project,
             8.00%, 6/1/22.......................   1,245,915
        485  Escambia County,
             Health Facility Authority RB,
             Azalea Trace, Inc.,
             8.50%, 1/1/19.......................     507,970
        535  Escambia County,
             Health Facility Authority RB,
             Azalea Trace, Inc.,
             9.25%, 1/1/06.......................     582,149
 PRINCIPAL
  AMOUNT
   (000)                                             VALUE
     $  125  Escambia County,
             Health Facility Authority RB,
             Azalea Trace, Inc.,
             9.25%, 1/1/12....................... $   135,664
      1,500  Escambia County,
             Health Facility Authority RB,
             Baptist Hospital and Baptist Manor,
             Inc.,
             6.00%, 10/1/14......................   1,387,710
      2,000  Escambia County,
             Pollution Control RB,
             Champion International Corp.
             Project,
             6.90%, 8/1/22.......................   2,093,540
      1,545  Hialeah Gardens,
             IDA, Waterford Convalescent, (Series
             A),
             7.875%, 12/1/07.....................   1,570,940
      1,150  Hillsborough County,
             Capital Improvement RB,
             County Center Project, (Series 2),
             6.75%, 7/1/22.......................   1,224,555
      3,500  Homestead,
             IDR, RB,
             Community Rehabilitation Providers
             Program,
             7.95%, 11/1/18......................   3,517,535
      2,500  Indian Trace Community,
             GO Limited, Special Assessment,
             Water Management Special Benefit,
             8.25%, 5/1/11.......................   2,568,350
        750  Jacksonville,
             Health Facility Authority RB,
             Cypress Village Project,
             7.00%, 12/1/14......................     764,700
      1,000  Jacksonville,
             Health Facility Authority RB,
             Cypress Village Project,
             7.00%, 12/1/22......................   1,009,320
      2,920  Leon County,
             Education Facility Authority RB,
             Student Housing, (Series A),
             8.25%, 5/1/14.......................   2,974,224
        675  Martin County,
             IDA, RB,
             Indiantown Cogeneration,
             7.875%, 12/15/25....................     747,812

14

                         EVERGREEN FLORIDA HIGH INCOME
                              MUNICIPAL BOND FUND
           (SUCCESSOR TO ABT FLORIDA HIGH INCOME MUNICIPAL BOND FUND)
(Florida Plus logo appears here) STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1995

 PRINCIPAL
  AMOUNT
   (000)                                             VALUE
LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
     $1,310  North Springs,
             Improvement District,
             Special Assessment,
             District Water Management,
             (Series A),
             8.20%, 5/1/24....................... $ 1,428,647
        500  Northern Palm Beach County,
             Water Control District RB,
             Special Assessment,
             Unit Development #18,
             6.875%, 11/1/13.....................     513,730
        500  Northern Palm Beach County,
             Water Control District RB,
             Special Assessment,
             Unit Development #3A-1,
             7.00%, 8/1/15.......................     519,505
      1,040  Orange County,
             Health Facility Authority RB,
             Lakeside Alternatives, Inc.,
             6.50%, 7/1/13-WI....................   1,026,376
        500  Pace Property Finance Authority,
             Utility RB,
             6.25%, 9/1/13.......................     489,440
      1,500  Palm Beach County,
             Health Facility Authority RB,
             6.20%, 10/1/11......................   1,512,195
        400  Palm Beach County,
             Health Facility Authority RB,
             Waterford Project,
             7.75%, 10/1/15......................     401,056
      1,000  Palm Beach County,
             Osceola Power Project,
             6.95%, 1/1/22.......................     982,100
      2,000  Palm Beach County,
             Solid Waste, Okeelanta
             Power LP Project, (Series A),
             6.85%, 2/15/21......................   1,941,400
        685  Pinellas County,
             Education Facility Authority RB,
             Eckerd College,
             7.75%, 7/1/14.......................     736,067
      5,000  Polk County,
             IDA, RB,
             IMC Global, Inc.,
             7.525%, 1/1/15......................   5,214,700
      1,000  Port Everglades Authority RB,
             Improvement Revenue, (Series A),
             7.50%, 9/1/12.......................   1,043,990
 PRINCIPAL
  AMOUNT
   (000)                                             VALUE
     $1,755  Quantum Community,
             Development District RB,
             Special Assessment,
             7.75%, 3/1/14....................... $ 1,737,959
      2,100  Riverwood Community,
             Development District RB,
             7.75%, 10/1/14......................   2,079,126
      2,150  St. Johns County,
             Industrial Development Authority,
             RB, Vicar's Landing Project,
             (Series A),
             6.75%, 2/15/12......................   2,145,657
      1,500  South Indian River,
             Water Control District RB,
             Special Assessment,
             Egret Landing Phase I,
             7.50%, 11/1/18......................   1,580,445
      3,000  Tampa,
             Aquarium Project RB,
             7.75%, 5/1/27.......................   3,149,100
      1,500  Tampa,
             Capital Improvement Progress RB,
             (Series B),
             8.375%, 10/1/18.....................   1,603,140
      1,000  Tarpon Springs,
             Health Facility Authority RB,
             Helen Ellis Hospital,
             7.50%, 5/1/11.......................   1,030,910
      2,000  Virgin Islands,
             Water & Sewer Authority RB, (Series
             B),
             7.60%, 1/1/12.......................   2,166,140
        250  Winter Haven,
             Housing Authority,
             Abbey Lane Apartments,
             (Series C),
             7.00%, 7/1/12, (FNMA)...............     263,240
        250  Winter Haven,
             Housing Authority,
             Abbey Lane Apartments,
             (Series C),
             7.00%, 7/1/24, (FNMA)...............     260,825
               TOTAL LONG-TERM MUNICIPAL
                  SECURITIES
                  (COST $60,089,561).............  61,095,931

                         EVERGREEN FLORIDA HIGH INCOME
                              MUNICIPAL BOND FUND
           (SUCCESSOR TO ABT FLORIDA HIGH INCOME MUNICIPAL BOND FUND)
(Florida logo appears here)  STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1995

  SHARES                                             VALUE
MUTUAL FUND SHARES 7.0%
  2,584,000  Lehman Municipal Money
             Market Fund......................... $ 2,584,000
  1,822,000  Lehman Tax Free Money
             Market Fund.........................   1,822,000
             TOTAL MUTUAL FUND SHARES
               (COST $4,406,000).................   4,406,000

               TOTAL INVESTMENTS
                  (COST $64,495,561)...... 104.5%..  65,501,931
               OTHER ASSETS AND
                  LIABILITIES -- NET......   (4.5)  (2,813,700)
               NET ASSETS.................  100.0% $62,688,231

Summary of Abbreviations
FNMA -- Federal National Mortgage Association
GNMA -- Governmental National Mortgage Association
GO -- General Obligation Bonds
IDA -- Industrial Development Authority
IDR -- Industrial Development Revenue
RB -- Revenue Bonds
WI -- When Issued
See accompanying notes to financial statements.
16

                         EVERGREEN FLORIDA HIGH INCOME
                              MUNICIPAL BOND FUND
           (SUCCESSOR TO ABT FLORIDA HIGH INCOME MUNICIPAL BOND FUND)
(Florida Plus logo appears here)  STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 1995

ASSETS:
   Investments at value (identified cost $64,495,561).............................................................  $65,501,931
   Cash...........................................................................................................          441
   Interest receivable............................................................................................    1,278,637
   Receivable for Fund shares sold................................................................................      261,916
   Deferred organization expenses and other assets................................................................       18,791
         Total assets.............................................................................................   67,061,716
LIABILITIES:
   Payable for securities purchased...............................................................................    3,638,078
   Payable for Fund shares redeemed...............................................................................      441,378
   Dividends payable..............................................................................................      217,739
   Accrued expenses...............................................................................................       61,178
   Accrued advisory fee...........................................................................................       15,112
         Total liabilities........................................................................................    4,373,485
NET ASSETS........................................................................................................  $62,688,231
NET ASSETS CONSIST OF:
   Paid-in capital................................................................................................  $63,046,831
   Net unrealized appreciation of investments.....................................................................    1,006,370
   Distributions in excess of net investment income...............................................................       (7,223)
   Accumulated net realized loss on investment transactions.......................................................   (1,357,747)
         Net assets...............................................................................................  $62,688,231
CALCULATION OF NET ASSET VALUE AND MAXIMUM OFFERING PRICE PER SHARE:
   Class A Shares ($59,550,816 5,724,891 shares of beneficial interest outstanding)...............................  $     10.40
   Sales charge -- 4.75% of offering price........................................................................          .52
         Maximum offering price...................................................................................  $     10.92
   Class B Shares ($3,137,314 301,651 shares of beneficial interest outstanding)..................................  $     10.40
   Class Y Shares ($101 9.71 shares of beneficial interest outstanding)...........................................  $     10.40

See accompanying notes to financial statements.

                         EVERGREEN FLORIDA HIGH INCOME
                              MUNICIPAL BOND FUND
           (SUCCESSOR TO ABT FLORIDA HIGH INCOME MUNICIPAL BOND FUND)
(Florida Plus logo appears here)   STATEMENT OF OPERATIONS
                       FOUR MONTHS ENDED AUGUST 31, 1995

INVESTMENT INCOME:
   Interest...........................................................................................             $1,447,979
EXPENSES:
   Advisory fee.......................................................................................  $123,320
   Administrative personnel and service fees..........................................................    13,835
   Distribution fee -- Class A Shares.................................................................    41,690
   Distribution fee -- Class B Shares.................................................................     1,565
   Shareholder services fees -- Class B Shares........................................................       522
   Transfer agent fee.................................................................................    29,410
   Insurance expense..................................................................................    21,407
   Custodian fee......................................................................................    19,369
   Registration and filing fees.......................................................................    12,131
   Amortization of deferred organization expense......................................................    11,464
   Professional fees..................................................................................    10,597
   Trustees' fees and expenses........................................................................     5,625
   Reports and notices to shareholders................................................................     3,000
   Miscellaneous......................................................................................       653
                                                                                                         294,588
   Less: Advisory fee waiver..........................................................................   (71,690)
         Net expenses.................................................................................                222,898
Net investment income.................................................................................              1,225,081
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments...................................................................                150,049
   Net change in unrealized appreciation (depreciation) of investments................................              1,449,591
   Net gain on investments............................................................................              1,599,640
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................................             $2,824,721

See accompanying notes to financial statements.
18

                         EVERGREEN FLORIDA HIGH INCOME
                              MUNICIPAL BOND FUND
           (SUCCESSOR TO ABT FLORIDA HIGH INCOME MUNICIPAL BOND FUND)
(Florida Plus logo appears here)  STATEMENT OF CHANGES IN NET ASSETS

                                                                                                FOUR MONTHS
                                                                                                   ENDED          YEAR ENDED
                                                                                              AUGUST 31, 1995   APRIL 30, 1995
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income....................................................................    $ 1,225,081       $ 4,534,494
   Net realized gain (loss) on investments..................................................        150,049        (1,288,520)
   Net change in unrealized appreciation (depreciation) of investments......................      1,449,591         1,557,790
      Net increase in net assets resulting from operations..................................      2,824,721         4,803,764
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A Shares...........................................................................     (1,214,190)       (4,533,890)
   Class B Shares...........................................................................        (10,891)               --
   Total distributions from net investment income...........................................     (1,225,081)       (4,533,890)
DISTRIBUTIONS TO SHAREHOLDERS IN EXCESS OF NET INVESTMENT INCOME:
   Class A Shares...........................................................................         (8,411)               --
   Class B Shares...........................................................................            (76)               --
   Total distributions in excess of net investment income...................................         (8,487)               --
      Total distributions to shareholders...................................................     (1,233,568)       (4,533,890)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold................................................................     10,600,090        12,266,977
   Proceeds from reinvestment of distributions..............................................        307,200         1,069,096
   Payment for shares redeemed..............................................................    (14,853,087)      (21,245,986)
      Net decrease resulting from Fund share transactions...................................     (3,945,797)       (7,909,913)
      Net decrease in net assets............................................................     (2,354,644)       (7,640,039)
NET ASSETS:
   Beginning of period......................................................................     65,042,875        72,682,914
   End of period (includes undistributed net investment income (distributions in excess of net investment income) of ($7,223) and $604 at August 31, 1995 and April 30, 1995,
     respectively)..........................................................................    $62,688,231       $65,042,875

See accompanying notes to financial statements.
                                                                              19

                         EVERGREEN FLORIDA HIGH INCOME
                              MUNICIPAL BOND FUND
           (SUCCESSOR TO ABT FLORIDA HIGH INCOME MUNICIPAL BOND FUND)
(Florida Plus logo appears here)   FINANCIAL HIGHLIGHTS

                                                                             CLASS A SHARES
                                                      FOUR MONTHS
                                                         ENDED                                      JUNE 17, 1992*
                                                      AUGUST 31,        YEAR ENDED APRIL 30,            THROUGH
                                                         1995#           1995          1994         APRIL 30, 1993
PER SHARE DATA:
Net asset value, beginning of period...............      $10.16          $10.08        $10.36            $10.00
Income (loss) from investment operations:
Net investment income..............................         .21             .65           .68               .61
Net realized and unrealized gain (loss) on
  investments......................................         .24             .08          (.26)              .39
    Total from investment operations...............         .45             .73           .42              1.00
Less distributions to shareholders from:
Net investment income..............................        (.21)           (.65)         (.68)             (.61)
Net realized gains.................................          --              --          (.02)             (.03)
    Total distributions............................        (.21)           (.65)         (.70)             (.64)
Net asset value, end of period.....................      $10.40          $10.16        $10.08            $10.36
TOTAL RETURN(|)....................................        4.4%            7.6%          3.3%             10.3%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..........     $59,551         $65,043       $72,683           $33,541
Ratios to average net assets:
  Expenses.........................................       1.07%(+)(+)**    .60%**        .14%**            .00%**
  Net investment income............................       5.92%(+)(+)**   6.52%**       6.16%**           5.92%(+)(+)**
Portfolio turnover rate............................         14%             28%           31%               50%

                                                      CLASS B SHARES
                                                      JULY 10, 1995*
                                                         THROUGH
                                                     AUGUST 31, 1995
PER SHARE DATA:
Net asset value, beginning of period...............       $10.41
Income (loss) from investment operations:
Net investment income..............................          .08
Net realized and unrealized gain (loss) on
  investments......................................         (.01)
    Total from investment operations...............          .07
Less distributions to shareholders from:
Net investment income..............................         (.08)
Net realized gains.................................           --
    Total distributions............................         (.08)
Net asset value, end of period.....................       $10.40
TOTAL RETURN(|)....................................          .6%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..........       $3,137
Ratios to average net assets:
  Expenses.........................................        1.09%(+)(+)
  Net investment income............................        3.40%(+)(+)
Portfolio turnover rate............................          14%

#  The Fund changed its fiscal year end from April 30 to August 31. (See Note 3)
*  Commencement of class operations.
(+) Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charges or contingent deferred sales charges are not reflected.
(+)(+) Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                             CLASS A SHARES
                                                        FOUR MONTHS
                                                           ENDED          YEARS ENDED APRIL       JUNE 17, 1992*
                                                        AUGUST 31,               30,                  THROUGH
                                                           1995#          1995        1994        APRIL 30, 1993
Expenses.............................................      1.42%          1.26%       1.12%            1.12%(+)(+)
Net investment income................................      5.57%          5.86%       5.18%            4.80%(+)(+)

See accompanying notes to financial statements.
20

                     EVERGREEN GEORGIA MUNICIPAL BOND FUND
(Georgia logo appears here)
RESULTS TO DATE
PERFORMANCE OF $10,000 INVESTED IN THE
EVERGREEN GEORGIA MUNICIPAL BOND FUND
     The graphs below compare a $10,000 investment in the Evergreen Georgia Municipal Bond Fund (Class A, Class B and Class Y Shares) with a similar investment in the Lehman Brothers Georgia Municipal Bond Index ("Index").
                              [CHARTS TO FOLLOW.]

(Three graphs appear here with the following plot points.)

CLASS A AVERAGE ANNUAL TOTAL RETURN

1 YEAR=2.5%
SINCE INCEPTION=0.2%

                                       6/1/93*    8/31/93   8/31/94   8/31/95
                                 (CUSTOMER PLEASE FILL IN)
LEHMAN GEORGIA MUNICIPAL BOND INDEX
GEORGIA MUNICIPAL BOND FUND


CLASS B AVERAGE ANNUAL TOTAL RETURN
1 YEAR=1.8%
SINCE INCEPTION=0.6%

                                         6/1/93*    8/31/93   8/31/94   8/31/95
                                 (CUSTOMER PLEASE FILL IN)
LEHMAN GEORGIA MUNICIPAL BOND INDEX
GEORGIA MUNICIPAL BOND FUND


CLASS Y AVERAGE ANNUAL TOTAL RETURN
1 YEAR=7.9%
SINCE INCEPTION=3.1%

                                        2/28/94*    8/31/94   2/28/95   8/31/95
                                 (CUSTOMER PLEASE FILL IN)
LEHMAN GEORGIA MUNICIPAL BOND INDEX
GEORGIA MUNICIPAL BOND FUND


*Commencement of class operations.
 PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE RESULTS. MUTUAL FUNDS
                                      ARE
 NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.
     For the purposes of the graphs and the accompanying tables, it has been assumed that (a) the maximum sales charge of 4.75% was deducted from the initial $10,000 investment in Class A Shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B Shares, assuming full redemption on August 31, 1995; (c) all recurring fees (including investment advisory fees) were deducted; and (d) all dividends and distributions were reinvested.
     The Index is an unmanaged index and includes the reinvestment of income, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund.
                                                                              21

                     EVERGREEN GEORGIA MUNICIPAL BOND FUND
(Georgia logo appears here)  STATEMENT OF INVESTMENTS
                                AUGUST 31, 1995

PRINCIPAL
  AMOUNT
  (000)                                                 VALUE
 LONG-TERM MUNICIPAL SECURITIES -- 97.6%
            GEORGIA -- 95.0%
  $  500    Appling County, Development Authority,
            PCR Bonds,
            7.15%, 1/1/21, (MBIA)................. $   553,795
   1,750    Atlanta,
            Urban Residential
            Financial RB, Zero Coupon,
            4/1/15, (FNMA)........................     456,715
     500    Burke County,
            Development Authority,
            8.00%, 1/1/22 (MBIA)..................     600,155
     300    Butts County, COP,
            6.75%, 12/1/14, (MBIA)................     325,080
     350    Cartersville,
            Development Authority RB,
            7.40%, 11/1/10........................     407,103
     120    Cartersville, GO,
            6.70%, 1/1/12.........................     131,021
     500    Cherokee County,
            Water & Sewer,
            Refunding & Improvement RB,
            5.50%, 8/1/18, (MBIA).................     479,860
     500    Clayton County,
            Housing Authority Mortgage, RRB,
            (Multi-Family Mortgage)
            7.125%, 12/1/25, (FNMA/FHA)...........     527,860
     200    Columbia County,
            School District, RRB,
            5.20%, 4/1/10.........................     191,128
     500    DeKalb County,
            Multi-Family Housing RB,
            7.15%, 1/1/25, (FSA)..................     524,075
     500    DeKalb County,
            School District, (Series A), GO,
            6.25%, 7/1/11.........................     538,150
     345    Douglasville County,
            Water & Sewer Authority RRB,
            5.625%, 6/1/15, (AMBAC)...............     339,114
     500    Forsyth County,
            School District, GO,
            6.75%, 7/1/16.........................     555,660
     400    Fulton County,
            School District, GO,
            5.625%, 1/1/21........................     382,556
     400    Fulton County,
            Water & Sewer RB, GO,
            6.375%, 1/1/14........................     429,476
$    500    George L. Smith, World
            Congress Center Authority RB,
            7.875%, 7/1/20........................ $   549,820
     400    Georgia State,
            Housing & Finance
            Authority, RB, (SFM), (Series A),
            6.55%, 12/1/27, (FHA/VA)..............     403,856
     250    Georgia State,
            Municipal Electric Power
            Authority, RRB, (Series V),
            6.60%, 1/1/18.........................     263,847
     400    Georgia State,
            Municipal Electric Power
            Authority, RRB, (Series EE)
            7.25%, 1/1/24, (AMBAC)................     478,888
     500    Hall County,
            Georgia School District, GO,
            6.70%, 12/1/14 (AMBAC)................     539,745
     330    Metro Atlanta Rapid Transit,
            7.00%, 7/1/11, (FGIC) (ETM)...........     382,226
     500    Putnam County,
            School District, GO,
            6.90%, 2/1/14, (AMBAC)................     547,955
     500    Savannah County,
            Georgia Hospital
            Authority RB,
            (St. Joseph's Hospital Project),
            6.20%, 7/1/23.........................     487,026
     300    Washington County,
            School District, GO,
            6.875%, 1/1/14, (AMBAC)...............     328,074
                                                    10,423,185

                     EVERGREEN GEORGIA MUNICIPAL BOND FUND
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
(Georgia logo appears here)    AUGUST 31, 1995

PRINCIPAL
 AMOUNT
  (000)                                                VALUE
 LONG-TERM MUNICIPAL SECURITIES
            PUERTO RICO -- 2.6%
$    265    Puerto Rico Commonwealth, GO,
            6.25%, 7/1/11, (MBIA)................. $   287,565
              TOTAL LONG-TERM
                 MUNICIPAL SECURITIES
                 (COST $10,290,614)...............  10,710,750

 MUTUAL FUND SHARES -- 1.0%
 110,000    Lehman Municipal
            Money Market Fund
            (COST $110,000)............               110,000
              TOTAL INVESTMENTS (COST
                 $10,400,614)..........  98.6%     10,820,750
              OTHER ASSETS AND
                 LIABILITIES-NET.......   1.4         153,841
              NET ASSETS............... 100.0%    $10,974,591

Summary of Abbreviations
AMBAC -- Insured by American Municipal Bond Assurance
  Corporation
COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FGIC -- Insured by Financial Guaranty Insurance Company
FHA/VA -- Insured by Federal Housing Authority/Veteran
  Administration
FNMA/FHA -- Insured by Federal National Mortgage
  Association/Federal Housing Authority
FSA -- Insured by Financial Security Assurance
GO -- General Obligation Bonds
MBIA -- Insured by Municipal Bond Investors Assurance
RB -- Revenue Bonds
RRB -- Revenue Refunding Bonds
SFM -- Single Family Mortgage
See accompanying notes to financial statements.
                                                                              23

                     EVERGREEN GEORGIA MUNICIPAL BOND FUND
                      STATEMENT OF ASSETS AND LIABILITIES
(Georgia logo appears here)     AUGUST 31, 1995

ASSETS:
   Investments at value (identified cost $10,400,614).............................................................  $10,820,750
   Cash...........................................................................................................          701
   Interest receivable............................................................................................      132,234
   Receivable for Fund shares sold................................................................................       21,285
   Prepaid expenses...............................................................................................        9,693
   Due from Adviser...............................................................................................        9,350
         Total assets.............................................................................................   10,994,013
LIABILITIES:
   Dividends payable..............................................................................................       16,462
   Accrued expenses...............................................................................................        2,960
         Total liabilities........................................................................................       19,422
NET ASSETS........................................................................................................  $10,974,591
NET ASSETS CONSIST OF:
   Paid-in capital................................................................................................  $11,263,718
   Undistributed net investment income............................................................................        3,407
   Accumulated net realized loss on investment transactions.......................................................     (712,670)
   Net unrealized appreciation of investments.....................................................................      420,136
         Net assets...............................................................................................  $10,974,591
CALCULATION OF NET ASSET VALUE AND MAXIMUM OFFERING PRICE PER SHARE:
   Class A Shares ($2,098,080 221,538 shares of beneficial interest outstanding)..................................  $      9.47
   Sales charge -- 4.75% of offering price........................................................................          .47
         Maximum offering price...................................................................................  $      9.94
   Class B Shares ($7,537,605 795,654 shares of beneficial interest outstanding)..................................  $      9.47
   Class Y Shares ($1,338,906 141,325 shares of beneficial interest outstanding)..................................  $      9.47

See accompanying notes to financial statements.
24

                            EVERGREEN GEORGIA MUNICIPAL BOND FUND
                                  STATEMENT OF OPERATIONS
(Georgia logo appears here)   EIGHT MONTHS ENDED AUGUST 31, 1995

INVESTMENT INCOME:
   Interest..........................................................................................              $  398,373
EXPENSES:
   Advisory fee......................................................................................    $32,646
   Administrative personnel and services fees........................................................      4,209
   Distribution fee -- Class A Shares................................................................      2,856
   Distribution fee -- Class B Shares................................................................     37,476
   Shareholder services fees -- Class B Shares.......................................................     12,492
   Custodian fee.....................................................................................     38,966
   Transfer agent fee................................................................................     27,438
   Registration and filing fees......................................................................     26,025
   Reports and notices to shareholders...............................................................     17,591
   Professional fees.................................................................................     15,475
   Insurance expense.................................................................................        990
   Miscellaneous.....................................................................................      4,955
                                                                                                         221,119
   Less: Fee waivers and expense reimbursements......................................................   (138,055)
         Net expenses................................................................................                  83,064
Net investment income................................................................................                 315,309
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments..................................................................                 178,194
   Net change in unrealized appreciation (depreciation) of investments...............................                 571,056
Net gain on investments..............................................................................                 749,250
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................................              $1,064,559

See accompanying notes to financial statements.
                                                                              25

                            EVERGREEN GEORGIA MUNICIPAL BOND FUND
(Georgia logo appears here)   STATEMENT OF CHANGES IN NET ASSETS

                                                                                           EIGHT MONTHS
                                                                                               ENDED           YEAR ENDED
                                                                                          AUGUST 31, 1995   DECEMBER 31, 1994
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income................................................................    $   315,309        $   350,830
   Net realized gain (loss) on investments..............................................        178,194           (887,457)
   Net change in unrealized appreciation (depreciation) of investments..................        571,056           (185,649)
      Net increase (decrease) in net assets resulting from operations...................      1,064,559           (722,276)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A Shares.......................................................................        (61,558)           (64,118)
   Class B Shares.......................................................................       (232,039)          (278,937)
   Class Y Shares.......................................................................        (21,712)            (7,775)
      Total distributions to shareholders...............................................       (315,309)          (350,830)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold............................................................      2,941,604          6,753,905
   Proceeds from reinvestment of distributions..........................................        212,632            253,659
   Payment for shares redeemed..........................................................     (1,511,506)        (1,860,821)
      Net increase resulting from Fund share transactions...............................      1,642,730          5,146,743
      Net increase in net assets........................................................      2,391,980          4,073,637
NET ASSETS:
   Beginning of period..................................................................      8,582,611          4,508,974
   End of period (includes undistributed net investment income of $3,407 at August 31,
     1995)..............................................................................    $10,974,591        $ 8,582,611

See accompanying notes to financial statements.
26

                              EVERGREEN GEORGIA MUNICIPAL BOND FUND
(Georgia logo appears here)         FINANCIAL HIGHLIGHTS

                                           CLASS A SHARES                             CLASS B SHARES
                                                             JULY 2,                                    JULY 2,    CLASS Y SHARES
                              EIGHT MONTHS                    1993*      EIGHT MONTHS                    1993*      EIGHT MONTHS
                                 ENDED        YEAR ENDED     THROUGH        ENDED        YEAR ENDED     THROUGH        ENDED
                               AUGUST 31,    DECEMBER 31,  DECEMBER 31,   AUGUST 31,    DECEMBER 31,  DECEMBER 31,   AUGUST 31,
                                 1995#           1994          1993         1995#           1994          1993         1995#
PER SHARE DATA:
Net asset value, beginning of
  period.....................    $ 8.74         $10.19        $10.00        $ 8.74        $10.19        $10.00       $   8.74
Income (loss) from investment
  operations:
Net investment income........       .33            .48           .20           .28           .43           .18            .35
Net realized and unrealized
  gain (loss) on
  investments................       .73          (1.45)          .19           .73         (1.45)          .19            .73
  Total from investment
    operations...............      1.06           (.97)          .39          1.01         (1.02)          .37           1.08
Less distributions to
  shareholders from net
  investment income..........      (.33)          (.48)         (.20)         (.28)         (.43)         (.18)          (.35)
Net asset value, end of
  period.....................    $ 9.47         $ 8.74        $10.19        $ 9.47        $ 8.74        $10.19       $   9.47
TOTAL RETURN(|)..............      12.3%         (9.6%)         4.0%         11.7%        (10.2%)        3.7%           12.5%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)............    $2,098         $1,387          $817        $7,538        $6,912        $3,692         $1,339
Ratios to average net assets:
  Expenses **................       .71%(|)(|)    .53%        .25%(|)(|)      1.46%(|)(|)   1.13%      .75%(|)(|)        .46%(|)(|)
  Net investment
    income **................      5.39%(|)(|)   5.26%        4.71%(|)(|)     4.64%(|)(|)   4.66%     4.15%(|)(|)       5.64%(|)(|)
Portfolio turnover rate......        91%          147%           15%            91%          147%          15%             91%

                               FEBRUARY 28,
                                  1994*
                                 THROUGH
                               DECEMBER 31,
                                   1994
PER SHARE DATA:
Net asset value, beginning of
  period.....................     $ 9.83
Income (loss) from investment
  operations:
Net investment income........        .42
Net realized and unrealized
  gain (loss) on
  investments................      (1.09)
  Total from investment
    operations...............       (.67)
Less distributions to
  shareholders from net
  investment income..........       (.42)
Net asset value, end of
  period.....................     $ 8.74
TOTAL RETURN(|)..............      (6.9%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)............       $284
Ratios to average net assets:
  Expenses **................       .31%(+)(+)
  Net investment
    income **................      5.68%(+)(+)
Portfolio turnover rate......       147%

#      The Fund changed its fiscal year end from December 31 to August 31.
*      Commencement of class operations.
(+) Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charges are not reflected.
(+)(+) Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                              CLASS A SHARES                             CLASS B SHARES
                                                JULY 2,                                    JULY 2,            CLASS Y SHARES
                 EIGHT MONTHS                    1993*      EIGHT MONTHS                    1993*      EIGHT MONTHS    FEBRUARY 28,
                    ENDED        YEAR ENDED     THROUGH        ENDED        YEAR ENDED     THROUGH        ENDED       1994* THROUGH
                  AUGUST 31,    DECEMBER 31,  DECEMBER 31,   AUGUST 31,    DECEMBER 31,  DECEMBER 31,   AUGUST 31,     DECEMBER 31,
                    1995#           1994          1993         1995#           1994          1993         1995#            1994
Expenses........      2.83%         3.61%         6.82%          3.58%         4.21%         7.32%          2.58%          3.39%
Net investment
  income
  (loss)........      3.27%         2.18%        (1.86%)         2.52%         1.58%        (2.42%)         3.52%          2.60%

See accompanying notes to financial statements.
                                                                              27

                  EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
(North Carolina logo appears here)
RESULTS TO DATE
PERFORMANCE OF $10,000 INVESTED IN THE
EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
     The graphs below compare a $10,000 investment in the Evergreen North Carolina Municipal Bond Fund (Class A, Class B and Class Y Shares) with a similar investment in the Lehman Brothers State General Obligation Bond Index ("Index").
                              [CHARTS TO FOLLOW.]

(Three graphs appear here with the following plot points.)

CLASS A AVERAGE ANNUAL TOTAL RETURN

1 YEAR=3.9%
SINCE INCEPTION=3.0%

                                       1/12/93*    8/31/93   8/31/94   8/31/95
                                 (CUSTOMER PLEASE FILL IN)
LEHMAN STATE GENERAL OBLIGATION BOND INDEX
NORTH CAROLINA FUND


CLASS B AVERAGE ANNUAL TOTAL RETURN
1 YEAR=3.2%
SINCE INCEPTION=3.3%

                                         1/12/93*    8/31/93   8/31/94   8/31/95
                                 (CUSTOMER PLEASE FILL IN)
LEHMAN STATE GENERAL OBLIGATION BOND INDEX
NORTH CAROLINA FUND


CLASS Y AVERAGE ANNUAL TOTAL RETURN
1 YEAR=9.3%
SINCE INCEPTION=3.0%

                                        2/28/94*    8/31/94   2/28/95   8/31/95
                                 (CUSTOMER PLEASE FILL IN)
LEHMAN STATE GENERAL OBLIGATION BOND INDEX
NORTH CAROLINA FUND


*Commencement of class operations.
 PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE RESULTS. MUTUAL FUNDS ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.
     For the purposes of the graphs and the accompanying tables, it has been assumed that (a) the maximum sales charge of 4.75% was deducted from the initial $10,000 investment in Class A Shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B Shares, assuming full redemption on August 31, 1995; (c) all recurring fees (including investment advisory fees) were deducted; and (d) all dividends and distributions were reinvested.
     The Index is an unmanaged index and includes the reinvestment of income, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund.
28

                          EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
                                    STATEMENT OF INVESTMENTS
(North Carolina logo appears here)      AUGUST 31, 1995

PRINCIPAL
 AMOUNT
  (000)                                                VALUE
 LONG-TERM MUNICIPAL SECURITIES -- 97.9%
            NORTH CAROLINA -- 93.2%
  $1,000    Chapel Hill,
            Parking Facility
            Refinancing Package,
            6.35%, 12/1/18........................ $ 1,026,390
   1,000    Charlotte,
            Airport RB,
            8.50%, 7/1/07.........................   1,082,420
   5,000    Charlotte,
            Convention Facility Project, (Series
            C),
            COP, 5.25%, 12/1/20 (AMBAC)...........   4,624,800
   1,000    Charlotte,
            Water & Sewer GO,
            5.90%, 2/1/19.........................   1,019,110
   1,000    Concord,
            Utilities System RB,
            5.50%, 12/1/14 (MBIA).................     978,990
   2,390    Cumberland County,
            Civic Center Project, (Series A), COP,
            6.40%, 12/1/24 (AMBAC)................   2,498,960
     980    Fremont,
            Housing Development Corp.,
            First Lien RB,
            Torhunta Apartments,
            6.75%, 7/15/22, (FHA).................   1,007,548
   1,000    Gastonia,
            Combined Utility System RB,
            6.00%, 5/1/14, (MBIA).................   1,009,700
   3,000    Greensboro,
            Enterprise Systems RB, (Series A), COP,
            5.30%, 6/1/15, (MBIA).................   2,817,960
   1,000    Harnett County,
            6.40%, 12/1/14 (AMBAC)................   1,050,630
   1,235    Haywood County,
            Industrial Facility,
            Champion International Corp. Project,
            5.50%, 10/1/18........................   1,112,784
   4,750    Martin County,
            Industrial Facilities Authority,
            (Solid Waste Weyerhaeuser Co.),
            6.80%, 5/1/24.........................   5,003,507
     360    Monroe,
            Combined Enterprise System,
            6.00%, 3/1/14.........................     360,832
  $2,500    North Carolina Eastern Municipal Power
            Systems Agency,
            Electric RRB, (Series C), COP,
            6.00%, 1/1/18, (AMBAC)................ $ 2,546,175
   4,000    North Carolina Eastern Municipal Power
            Systems Agency,
            (Series A),
            5.00%, 1/1/21.........................   3,592,160
   3,750    North Carolina Eastern Municipal Power
            Systems Agency,
            (Series A),
            6.50%, 1/1/18 (ETM)...................   3,749,550
     500    North Carolina Medical Care
            Commission,
            Health Care Facility RB,
            Southminster,
            6.875%, 10/1/09.......................     514,045
   2,000    North Carolina Medical Care
            Commission,
            Hospital Revenue,
            Presbyterian Hospital Project,
            5.50%, 10/1/20........................   1,905,840
   1,350    North Carolina Medical Care
            Commission,
            Hospital Revenue,
            Rex Hospital Project,
            6.25%, 6/1/17.........................   1,387,017
   3,000    North Carolina Municipal Power Agency,
            No. 1 Catawba Electric RB,
            5.00%, 1/1/20 (ETM)...................   2,692,500
   1,145    North Carolina Municipal Power Agency,
            Electric RRB,
            5.50%, 1/1/13 (ETM)...................   1,132,302
   2,200    North Carolina State,
            GO, (Series 1994 A),
            4.75%, 2/1/12.........................   1,998,612
   1,000    Onslow County,
            Combined Enterprise System RB,
            (Series 1994),
            6.00%, 6/1/15, (MBIA).................   1,009,750
   3,000    Raleigh Durham,
            Airport Authority Facilities RB,
            American Airlines Project,
            9.625%, 11/1/15.......................   3,089,880
     730    Rowan County, GO,
            5.60%, 4/1/15.........................     712,166

                                                                              29

                         EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
                            STATEMENT OF INVESTMENTS -- (CONTINUED)
(North Carolina logo appears here)      AUGUST 31, 1995

PRINCIPAL
 AMOUNT
  (000)                                                VALUE


 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
$  1,500    Thomasville, Cityhall &
            Utilities Improvements Project, COP,
            6.00%, 6/1/17, (FSA).................. $ 1,515,240
   3,100    Wake County,
            Hospital RB,
            5.125%, 10/1/26, (MBIA)...............   2,769,509
   2,000    Wake County,
            Industrial Facility & Pollution,
            Control Financing Authority RB,
            6.90%, 4/1/09.........................   2,153,240
                                                    54,361,617
            PUERTO RICO -- 4.7%
   2,000    Puerto Rico Commonwealth, GO,
            6.25%, 7/1/11, (MBIA).................   2,170,300
     600    Puerto Rico Commonwealth,
            Highway & Transit Authority, Series
            1993
            5.50%, 7/1/15.........................     564,097
                                                     2,734,397
            TOTAL LONG-TERM MUNICIPAL SECURITIES
              (COST $55,157,010)..................  57,096,014
 MUTUAL FUND SHARES -- .7%
$392,000    Lehman Municipal Money
            Market Fund
            (COST $392,000)............           $   392,000
              TOTAL INVESTMENTS
              (COST $55,549,010).......  98.6%     57,488,014
              OTHER ASSETS AND
                 LIABILITIES -- NET....   1.4         836,484
              NET ASSETS............... 100.0%    $58,324,498

Summary of Abbreviations
AMBAC -- Insured by American Municipal Bond Assurance Corporation
COP -- Certificates of Participation
ETM -- Escrowed to Maturity
FHA -- Insured by Federal Housing Authority
FSA -- Insured by Financial Security Assurance
GO -- General Obligation Bonds
MBIA -- Insured by Municipal Bond Investors Assurance
RB -- Revenue Bonds
RRB -- Revenue Refunding Bonds
See accompanying notes to financial statements.
30

                            EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
                                 STATEMENT OF ASSETS AND LIABILITIES
(North Carolina logo appears here)        AUGUST 31, 1995

ASSETS:
   Investments at value (identified cost $55,549,010).............................................................  $57,488,014
   Cash...........................................................................................................          421
   Receivable for securities sold.................................................................................    1,090,992
   Interest receivable............................................................................................      939,313
   Receivable for Fund shares sold................................................................................      146,781
   Prepaid expenses...............................................................................................       23,170
         Total assets.............................................................................................   59,688,691
LIABILITIES:
   Payable for securities purchased...............................................................................    1,127,032
   Payable for Fund shares redeemed...............................................................................       99,159
   Dividends payable..............................................................................................       67,746
   Accrued expenses...............................................................................................       66,903
   Accrued advisory fee...........................................................................................        3,353
         Total liabilities........................................................................................    1,364,193
NET ASSETS........................................................................................................  $58,324,498
NET ASSETS CONSIST OF:
   Paid-in capital................................................................................................  $60,630,531
   Undistributed net investment income............................................................................       50,135
   Accumulated net realized loss on investment transactions.......................................................   (4,295,172)
   Net unrealized appreciation of investments.....................................................................    1,939,004
         Net assets...............................................................................................  $58,324,498
CALCULATION OF NET ASSET VALUE AND MAXIMUM OFFERING PRICE PER SHARE:
   Class A Shares ($8,279,279 832,233 shares of beneficial interest outstanding)..................................  $      9.95
   Sales charge -- 4.75% of offering price........................................................................          .50
         Maximum offering price...................................................................................  $     10.45
   Class B Shares ($49,039,649 4,929,547 shares of beneficial interest outstanding)...............................  $      9.95
   Class Y Shares ($1,005,570 101,079 shares of beneficial interest outstanding)..................................  $      9.95

See accompanying notes to financial statements.
                                                                              31

                             EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
(North Carolina logo appears here)   STATEMENT OF OPERATIONS
                                EIGHT MONTHS ENDED AUGUST 31, 1995

INVESTMENT INCOME:
   Interest..........................................................................................              $2,285,000
EXPENSES:
   Advisory fee......................................................................................  $ 190,284
   Administrative personnel and service fees.........................................................     28,483
   Distribution fee -- Class A Shares................................................................     13,739
   Distribution fee -- Class B Shares................................................................    239,789
   Shareholder services fees -- Class B Shares.......................................................     79,930
   Custodian fee.....................................................................................     44,365
   Transfer agent fee................................................................................     40,308
   Reports and notices to shareholders...............................................................     31,591
   Professional fees.................................................................................     17,515
   Registration and filing fees......................................................................     17,179
   Trustees' fees and expenses.......................................................................      1,089
   Insurance expense.................................................................................      1,043
   Miscellaneous.....................................................................................     14,656
                                                                                                         719,971
   Less: Advisory fee waiver.........................................................................   (132,051)
      Net expenses...................................................................................                 587,920
Net investment income................................................................................               1,697,080
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments..................................................................                 668,311
   Net change in unrealized appreciation (depreciation) of investments...............................               3,902,872
Net gain on investments..............................................................................               4,571,183
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................................              $6,268,263

See accompanying notes to financial statements.
32

                              EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
(North Carolina logo appears here)  STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     EIGHT
                                                                                                    MONTHS
                                                                                                     ENDED       YEAR ENDED
                                                                                                  AUGUST 31,    DECEMBER 31,
                                                                                                     1995           1994
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income........................................................................  $ 1,697,080   $  2,665,427
   Net realized gain (loss) on investments......................................................      668,311     (4,913,456)
   Net change in unrealized appreciation (depreciation) of investments..........................    3,902,872     (3,925,063)
      Net increase (decrease) in net assets resulting from operations...........................    6,268,263     (6,173,092)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A Shares...............................................................................     (279,937)      (503,283)
   Class B Shares...............................................................................   (1,389,260)    (2,144,310)
   Class Y Shares...............................................................................      (27,883)       (17,834)
      Total distributions to shareholders.......................................................   (1,697,080)    (2,665,427)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold....................................................................    6,832,112     20,561,838
   Proceeds from reinvestment of distributions..................................................    1,191,861      1,917,225
   Payment for shares redeemed..................................................................   (7,507,588)   (18,310,260)
      Net increase resulting from Fund share transactions.......................................      516,385      4,168,803
      Net increase (decrease) in net assets.....................................................    5,087,568     (4,669,716)
NET ASSETS:
   Beginning of period..........................................................................   53,236,930     57,906,646
   End of period (includes undistributed net investment income of $50,135 at August 31, 1995)...  $58,324,498   $ 53,236,930

See accompanying notes to financial statements.
                                                                              33

                            EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
(North Carolina logo appears here)    FINANCIAL HIGHLIGHTS

                                                 CLASS A SHARES                                 CLASS B SHARES
                                   EIGHT MONTHS                       JANUARY 11,         EIGHT MONTHS
                                       ENDED            YEAR ENDED   1993* THROUGH           ENDED             YEAR ENDED
                                    AUGUST 31,         DECEMBER 31,  DECEMBER 31,          AUGUST 31,         DECEMBER 31,
                                       1995#               1994          1993                1995#                1994
PER SHARE DATA:
Net asset value, beginning of
  period..................... $              9.16         $10.61        $ 10.00            $  9.16             $  10.61
Income (loss) from investment
  operations:
Net investment income........                 .33            .49            .46                .28                  .44
Net realized and unrealized
  gain (loss) on
  investments................                 .79          (1.45)           .64                .79                (1.45)
  Total from investment
    operations...............                1.12           (.96)          1.10               1.07                (1.01)
Less distributions to
  shareholders from:
Net investment income........                (.33)          (.49)          (.46)              (.28)                (.44)
Net realized gains...........                  --             --           (.03)                --                   --
  Total distributions........                (.33)          (.49)          (.49)              (.28)                (.44)
Net asset value, end of
  period..................... $              9.95         $ 9.16        $ 10.61              $9.95                $9.16
TOTAL RETURN(|)..............               12.3%          (9.1%)         11.3%               11.8%                (9.6%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)............              $8,279         $7,979        $12,739            $49,040              $44,616
Ratios to average net assets:
  Expenses **................                .92%(|)(|)      .79%       .32%(|)(|)            1.67%(|)(|)          1.37%
  Net investment income **...               5.09%(|)(|)     5.11%      4.91%(|)(|)            4.34%(|)(|)          4.53%
Portfolio turnover rate......                117%           126%            57%                117%                 126%
                                                          CLASS Y SHARES
                                JANUARY 11,        EIGHT MONTHS         FEBRUARY 28,
                               1993* THROUGH           ENDED           1994* THROUGH
                               DECEMBER 31,         AUGUST 31,          DECEMBER 31,
                                   1993                1995#                1994
PER SHARE DATA:
Net asset value, beginning of
  period.....................     $ 10.00              $9.16               $10.31
Income (loss) from investment
  operations:
Net investment income........         .42                .35                 .43
Net realized and unrealized
  gain (loss) on
  investments................         .64                .79               (1.15)
  Total from investment
    operations...............        1.06               1.14                (.72)
Less distributions to
  shareholders from:
Net investment income........        (.42)              (.35)               (.43)
Net realized gains...........        (.03)                --                  --
  Total distributions........        (.45)              (.35)               (.43)
Net asset value, end of
  period.....................     $ 10.61              $9.95                $9.16
TOTAL RETURN(|)..............       10.8%               12.5%                (7.0%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)............     $45,168             $1,006                 $642
Ratios to average net assets:
  Expenses **................        .79%(+)(+)          .67%(+)(+)           .59%(+)(+)
  Net investment income **...       4.47%(+)(+)         5.34%(+)(+)          5.58%(+)(+)
Portfolio turnover rate......         57%                117%                 126%

#  The Fund changed its fiscal year end from December 31 to August 31.
*  Commencement of class operations.
(+) Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charges are not reflected.
(+)(+) Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                               CLASS A SHARES                           CLASS B SHARES             CLASS Y SHARES
                                     EIGHT                    JANUARY 11,     EIGHT                    JANUARY 11,     EIGHT
                                     MONTHS                      1993*        MONTHS                      1993*        MONTHS
                                     ENDED       YEAR ENDED     THROUGH       ENDED       YEAR ENDED     THROUGH       ENDED
                                   AUGUST 31,   DECEMBER 31,  DECEMBER 31,  AUGUST 31,   DECEMBER 31,  DECEMBER 31,  AUGUST 31,
                                     1995#          1994          1993        1995#          1994          1993        1995#
Expenses..........................    1.27%         1.18%         1.25%        2.02%         1.76%         1.74%        1.02%
Net investment income.............    4.74%         4.72%         3.98%        3.99%         4.14%         3.52%        4.99%

                                    FEBRUARY 28,
                                       1994*
                                      THROUGH
                                    DECEMBER 31,
                                        1994
Expenses..........................       .98%
Net investment income.............      5.19%

See accompanying notes to financial statements.
34

                  EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
(South Carolina logo appears here)
RESULTS TO DATE
PERFORMANCE OF $10,000 INVESTED IN THE
EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
     The graphs below compare a $10,000 investment in the Evergreen South Carolina Municipal Bond Fund (Class A, Class B and Class Y Shares) with a similar investment in the Lehman Brothers South Carolina Municipal Bond Index ("Index")

(Three graphs appear here with the following plot points.)

CLASS A AVERAGE ANNUAL TOTAL RETURN

1 YEAR=5.6%
SINCE INCEPTION=0.2%

                               1/3/94*    2/28/94   8/31/94  2/28/95  8/31/95
                                 (CUSTOMER PLEASE FILL IN)
LEHMAN SOUTH CAROLINA
MUNICIPAL BOND INDEX
SOUTH CAROLINA FUND


CLASS B AVERAGE ANNUAL TOTAL RETURN
1 YEAR=5.1%
SINCE INCEPTION=0.2%

                                1/1/94*    2/28/94   8/31/94   2/28/95   8/31/95
                                 (CUSTOMER PLEASE FILL IN)
LEHMAN SOUTH CAROLINA
MUNICIPAL BOND INDEX
SOUTH CAROLINA FUND


CLASS Y AVERAGE ANNUAL TOTAL RETURN
1 YEAR=11.2%
SINCE INCEPTION=4.8%

                                        2/28/94*    8/31/94   2/28/95   8/31/95
                                 (CUSTOMER PLEASE FILL IN)
LEHMAN SOUTH CAROLINA
MUNICIPAL BOND INDEX
SOUTH CAROLINA FUND

*COMMENCEMENT OF CLASS OPERATIONS
 PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE RESULTS. MUTUAL FUNDS ARE NOT OBLIGATIONS OF, OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.
     For the purposes of the graphs and the accompanying tables, it has been assumed that: (a) the maximum sales charge of 4.75% was deducted from the initial $10,000 investment in Class A Shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B Shares, assuming full redemption on August 31, 1995; (c) all recurring fees, (including, investment advisory fees) were deducted; and (d) all dividends and distributions were reinvested.
     The Index is an unmanaged index and includes the reinvestment of income, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund.
                                                                              35

                               EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
(South Carolina logo appears here)      STATEMENT OF INVESTMENTS
                                             AUGUST 31, 1995

PRINCIPAL
  AMOUNT
  (000)                                                 VALUE
LONG-TERM MUNICIPAL SECURITIES -- 96.3%
            SOUTH CAROLINA -- 94.6%
      $250  Aiken County,
            RB, Beloit Corp. Project,
            6.00%, 12/1/11.......................   $  246,153
       200  Barnwell County,
            GO, School District #45,
            5.50%, 2/1/11, (AMBAC)...............      195,320
       200  Bennettsville,
            Combined Utility System RB, (Series
            B),
            6.00%, 7/1/09, (MBIA)................      208,394
       300  Charleston County,
            Health Facility RRB,
            (1st Mortgage Episcopal
            Church Project),
            7.125%, 4/1/20.......................      303,027
       200  Citadel Military College,
            Student & Facility Housing RB,
            5.50%, 10/1/14,
            (Connie Lee Insured).................      190,460
       100  Coastal Carolina University, RB,
            6.80%, 6/1/19, (MBIA)................      107,242
       100  Colleton County, GO,
            5.60%, 3/1/09........................       99,532
       100  Columbia County,
            Water & Sewer RB,
            5.70%, 2/1/10........................      100,581
       500  Darlington County,
            IDR, RB, (Nucor Corp. Project)
            5.75%, 8/1/23........................      468,395
       300  Darlington County,
            IDR RB, (Sonoco
            Production Project),
            6.125%, 6/1/25.......................      298,539
       200  Georgetown County, Water
            & Sewer District, Jr. Lien,
            6.50%, 6/1/15........................      197,114
       200  Lancaster County,
            Water & Sewer District RB,
            5.25%, 5/1/21, (FGIC)................      182,902
       250  Laurens County,
            Utility Systems RB, (Series 1994),
            5.00%, 1/1/18, (FGIC)................      223,390
       215  Lexington County,
            School District #1, Red Bank/White
            Knoll Elementary Project, COP 7.00%,
            9/1/05, (MBIA).......................      238,712
      $200  Medical University,
            Hospital Facility RB, (Series A),
            7.00%, 7/1/01, (MBIA)................   $  218,314
       100  Piedmont Municipal Power
            Agency RB, (Series 1993),
            5.50%, 1/1/12........................       98,091
       350  Piedmont Municipal Power
            Agency RB,
            6.05%, 1/1/04........................      354,529
       100  Richland County,
            Solid Waste Disposal Facility RB,
            (Union Camp Corp. Project)
            6.75%, 5/1/22........................      103,160
       250  South Carolina State, Education
            Assistant Authority RB, Guaranteed
            Student Loan Sub Lien C,
            5.875%, 9/1/07.......................      252,317
       100  South Carolina State, Housing Finance
            & Development Authority Mortgage RB,
            (Series A),
            6.55%, 7/1/15........................      102,026
       200  South Carolina State, Housing Finance
            & Development Authority RB,
            Homeownership Mortgage, (Series A),
            7.55%, 7/1/11........................      211,644
       200  South Carolina State,
            Job Economics Development Authority
            Hospital Facility RB., Oconee
            Memorial Hospital, Inc.,
            6.15%, 3/1/16,
            (Connie Lee Insured).................      201,308
       265  South Carolina State, Multi-Family
            Housing RB, Mortgage Hunting Ridge
            Apartments,
            6.75%, 6/1/25........................      267,531
       200  South Carolina State, Public
            Service Authority RB,
            BDS Santee Cooper, (Series C),
            5.125%, 1/1/21.......................      176,864
       500  York City,
            Industrial RB, (Exempt Facility
            Hoechst Celanese) 5.70%, 1/1/24......      464,885
                                                     5,510,430
            PUERTO RICO -- 1.7%
       100  Puerto Rico Commonwealth, GO,
            5.65%, 7/1/15 (MBIA).................       99,401
              TOTAL LONG-TERM MUNICIPAL
                 SECURITIES (COST $5,499,351)....    5,609,831

                             EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
(South Carolina logo appears here)   STATEMENT OF INVESTMENTS -- (CONTINUED)
                                          AUGUST 31, 1995

 SHARES                                              VALUE
MUTUAL FUND SHARES -- .4%
   24,000  Lehman Municipal Money
           Market Fund (cost $24,000)...           $   24,000
             TOTAL INVESTMENTS
                (COST $5,523,351).......  96.7%     5,633,831
             OTHER ASSETS AND
                LIABILITIES -- NET......    3.3       191,261
           NET ASSETS................... 100.0%    $5,825,092

Summary of Abbreviations
AMBAC -- Insured by American Municipal Bond
            Assurance Corp.
COP -- Certificates of Participation
FGIC -- Insured by Financial Guaranty Insurance Co.
GO -- General Obligation Bonds
IDR -- Industrial Development Revenue
MBIA -- Insured by Municipal Bond Investors Assurance
RB -- Revenue Bonds
RRB -- Revenue Refunding Bonds
See accompanying notes to financial statements.
                                                                              37

                            EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
                                 STATEMENT OF ASSETS AND LIABILITIES
(South Carolina logo appears here)       AUGUST 31, 1995

ASSETS:
   Investments at value (identified cost $5,523,351)................................................................  $5,633,831
   Cash.............................................................................................................         113
   Receivable for securities sold...................................................................................     313,143
   Interest receivable..............................................................................................      87,864
   Due from Adviser.................................................................................................      43,719
   Prepaid expenses.................................................................................................      14,003
   Receivable for Fund shares sold..................................................................................          24
         Total assets...............................................................................................   6,092,697
LIABILITIES:
   Payable for securities purchased.................................................................................     250,709
   Accrued expenses.................................................................................................       9,978
   Dividends payable................................................................................................       6,918
         Total liabilities..........................................................................................     267,605
NET ASSETS..........................................................................................................  $5,825,092
NET ASSETS CONSIST OF:
   Paid-in capital..................................................................................................  $5,718,961
   Undistributed net investment income..............................................................................         899
   Accumulated net realized loss on investment transactions.........................................................      (5,248)
   Net unrealized appreciation of investments.......................................................................     110,480
         Net assets.................................................................................................  $5,825,092
CALCULATION OF NET ASSET VALUE AND MAXIMUM OFFERING PRICE PER SHARE:
   Class A Shares ($609,799 63,618 shares of beneficial interest outstanding).......................................  $     9.59
   Sales charge -- 4.75% of offering price..........................................................................         .48
         Maximum offering price.....................................................................................  $    10.07
   Class B Shares ($3,542,229 369,557 shares of beneficial interest outstanding)....................................  $     9.59
   Class Y Shares ($1,673,064 174,547 shares of beneficial interest outstanding)....................................  $     9.59

See accompanying notes to financial statements.
38

                                 EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
                                          STATEMENT OF OPERATIONS
(South Carolina logo appears here)    EIGHT MONTHS ENDED AUGUST 31, 1995

INVESTMENT INCOME:
   Interest............................................................................................              $156,750
EXPENSES:
   Advisory fee........................................................................................  $  13,154
   Administrative personnel and service fees...........................................................      1,930
   Distribution fee -- Class A Shares..................................................................        788
   Distribution fee -- Class B Shares..................................................................     15,094
   Shareholder services fees -- Class B Shares.........................................................      5,031
   Reports and notices to shareholders.................................................................     39,077
   Transfer agent fee..................................................................................     33,491
   Custodian fee.......................................................................................     26,752
   Professional fees...................................................................................     14,025
   Registration and filing fees........................................................................     13,481
   Insurance expense...................................................................................      6,193
   Trustees' fees and expenses.........................................................................        205
   Miscellaneous.......................................................................................     16,596
                                                                                                           185,817
   Less: Fee waivers and expense reimbursements........................................................   (157,584)
         Net expenses..................................................................................                28,233
Net investment income..................................................................................               128,517
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments....................................................................                29,060
   Net change in unrealized appreciation (depreciation) of investments.................................               330,261
Net gain on investments................................................................................               359,321
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................................              $487,838

See accompanying notes to financial statements.
                                                                              39

                                  EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
(South Carolina logo appears here)     STATEMENT OF CHANGES IN NET ASSETS

                                                                                           EIGHT MONTHS     JANUARY 3, 1994*
                                                                                               ENDED             THROUGH
                                                                                          AUGUST 31, 1995   DECEMBER 31, 1994
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income................................................................    $   128,517        $    88,479
   Net realized gain (loss) on investments..............................................         29,060            (33,409)
   Net change in unrealized appreciation (depreciation) of investments..................        330,261           (219,781)
      Net increase (decrease) in net assets resulting from operations...................        487,838           (164,711)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A Shares.......................................................................        (17,293)            (9,315)
   Class B Shares.......................................................................        (94,373)           (76,164)
   Class Y Shares.......................................................................        (16,851)            (3,000)
      Total distributions to shareholders...............................................       (128,517)           (88,479)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold............................................................      2,853,928          3,326,606
   Proceeds from reinvestment of distributions..........................................         83,256             57,330
   Payment for shares redeemed..........................................................       (332,153)          (270,006)
         Net increase resulting from Fund share transactions............................      2,605,031          3,113,930
         Net increase in net assets.....................................................      2,964,352          2,860,740
NET ASSETS:
   Beginning of period..................................................................      2,860,740                 --
   End of period (includes undistributed net investment income of $899 at August 31,
     1995)..............................................................................    $ 5,825,092        $ 2,860,740

* Commencement of operations.
See accompanying notes to financial statements.
40

                           EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
(South Carolina appears here)          FINANCIAL HIGHLIGHTS

                                           CLASS A SHARES                        CLASS B SHARES              CLASS Y SHARES
                                  EIGHT MONTHS     JANUARY 3, 1994*     EIGHT MONTHS     JANUARY 3, 1994*     EIGHT MONTHS
                                     ENDED              THROUGH            ENDED              THROUGH            ENDED
                                AUGUST 31, 1995#   DECEMBER 31, 1994  AUGUST 31, 1995#   DECEMBER 31, 1994  AUGUST 31, 1995#
PER SHARE DATA:
Net asset value, beginning of
  period.......................      $ 8.62             $ 10.00            $ 8.62             $ 10.00            $ 8.62
Income (loss) from investment
  operations:
Net investment income..........         .34                 .46               .29                 .41               .35
Net realized and unrealized
  gain (loss) on investments...         .97               (1.38)              .97               (1.38)              .97
    Total from investment
      operations...............        1.31                (.92)             1.26                (.97)             1.32
Less distributions to
  shareholders from net
  investment income............        (.34)               (.46)             (.29)               (.41)             (.35)
Net asset value, end of
  period.......................      $ 9.59             $  8.62            $ 9.59             $  8.62            $ 9.59
TOTAL RETURN(+)................        15.4%               (9.3%)            14.8%               (9.8%)            15.5%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)..............      $  610             $   312            $3,542             $ 2,456            $1,673
Ratios to average net assets:
  Expenses**...................         .53%(+)(+)          .25%(+)(+)        1.28%(+)(+)          .87%(+)(+)       .28%(+)(+)
  Net investment income**......        5.41%(+)(+)         5.57%(+)(+)        4.66%(+)(+)         4.88%(+)(+)      5.66%(+)(+)
Portfolio turnover rate........          66%                 23%               66%                 23%               66%

                                   FEBRUARY 28,
                                   1994* THROUGH
                                 DECEMBER 31, 1994
PER SHARE DATA:
Net asset value, beginning of
  period.......................        $9.74
Income (loss) from investment
  operations:
Net investment income..........          .43
Net realized and unrealized
  gain (loss) on investments...        (1.12)
    Total from investment
      operations...............         (.69)
Less distributions to
  shareholders from net
  investment income............         (.43)
Net asset value, end of
  period.......................        $8.62
TOTAL RETURN(+)................         (7.1%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)..............        $  92
Ratios to average net assets:
  Expenses**...................          .00%(+)(+)
  Net investment income**......         5.92%(+)(+)
Portfolio turnover rate........           23%

#  The Fund changed its fiscal year end from December 31 to August 31.
*  Commencement of class operations.
(+) Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charges are not reflected.
(+)(+) Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                        CLASS A SHARES                         CLASS B SHARES               CLASS Y SHARES
                               EIGHT MONTHS     JANUARY 3, 1994*      EIGHT MONTHS     JANUARY 3, 1994*      EIGHT MONTHS
                                  ENDED              THROUGH             ENDED              THROUGH             ENDED
                             AUGUST 31, 1995#   DECEMBER 31, 1994   AUGUST 31, 1995#   DECEMBER 31, 1994   AUGUST 31, 1995#
Expenses....................         6.50%             10.71%               7.25%             11.33%                6.25%
Net investment income
  (loss)....................         (.56%)            (4.89%)            (1.31%)             (5.58%)              (.31%)

                                FEBRUARY 28,
                                1994* THROUGH
                              DECEMBER 31, 1994
                             <
Expenses....................         10.46%
Net investment income
  (loss)....................         (4.54%)

See accompanying notes to financial statements.
                                                                              41

                     EVERGREEN VIRGINIA MUNICIPAL BOND FUND

(Virginia logo appears here)
RESULTS TO DATE
PERFORMANCE OF $10,000 INVESTED IN THE
EVERGREEN VIRGINIA MUNICIPAL BOND FUND
     The graphs below compare a $10,000 investment in the Evergreen Virginia Municipal Bond Fund (Class A, Class B and Class Y Shares) with a similar investment in the Lehman Brothers Virginia Municipal Bond Index ("Index").
                              [CHARTS TO FOLLOW.]

(Three graphs appear here with the following plot points.)

CLASS A AVERAGE ANNUAL TOTAL RETURN

1 YEAR=4.1%
SINCE INCEPTION=1.1%

                                       6/7/93*    8/31/94   8/31/94  8/31/95
                                 (CUSTOMER PLEASE FILL IN)
LEHMAN VIRGINIA MUNICIPAL BOND INDEX
VIRGINIA MUNICIPAL BOND FUND


CLASS B AVERAGE ANNUAL TOTAL RETURN
1 YEAR=3.5%
SINCE INCEPTION=1.1%

                                          6/1/93*    8/31/93   8/31/94   8/31/95
                                 (CUSTOMER PLEASE FILL IN)
LEHMAN VIRGINIA MUNICIPAL BOND INDEX
VIRGINIA MUNICIPAL BOND FUND


CLASS Y AVERAGE ANNUAL TOTAL RETURN
1 YEAR=9.6%
SINCE INCEPTION=4.4%

                                        2/28/94*    8/31/94   2/28/94   8/31/95
                                 (CUSTOMER PLEASE FILL IN)
LEHMAN VIRGINIA MUNICIPAL BOND INDEX
VIRGINIA MUNICIPAL BOND FUND


*Commencement of class operations.
 PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE RESULTS. MUTUAL FUNDS
                                      ARE
 NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.
     For the purposes of the graphs and the accompanying tables, it has been assumed that (a) the maximum sales charge of 4.75% was deducted from the initial $10,000 investment in Class A Shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B Shares, assuming full redemption on August 31, 1995; (c) all recurring fees (including investment advisory fees) were deducted; and (d) all dividends and distributions were reinvested.
     The Index is an unmanaged index and includes the reinvestment of income, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund.
42

                          EVERGREEN VIRGINIA MUNICIPAL BOND FUND
                                 STATEMENT OF INVESTMENTS
(Virginia logo appears here)           AUGUST 31, 1995

PRINCIPAL
 AMOUNT
  (000)                                                VALUE
 LONG-TERM MUNICIPAL SECURITIES -- 96.6%
            VIRGINIA -- 85.4%
$    100    Arlington County,
            IDA Hospital Facility RB,
            5.30%, 9/1/15.........................   $   90,934
     300    Chesapeake, GO,
            5.50%, 5/1/14.........................      289,461
     250    Fairfax County, IDA,
            Inova Health System Hospital RB,
            5.25%, 8/15/19........................      219,990
     200    Fairfax County,
            Redevelopment & Housing Authority,
            Multi-Family Housing,
            Mt. Vernon Apts.,
            6.625%, 9/20/20, (GNMA)...............      206,260
     700    Fairfax County,
            Water Authority RB,
            6.00%, 4/1/22.........................      698,103
     500    Hanover County,
            IDA Memorial Medical Center RB,
            6.375%, 8/15/18, (MBIA)...............      533,560
     400    Henrico County,
            IDA Regional Jail Project RB,
            7.00%, 8/1/13.........................      449,052
     100    Isle Wright County, GO,
            5.10%, 8/1/09.........................       96,611
     250    Isle Wright County,
            Solid Waste Disposal Authority RB,
            Union Camp Corp. Project,
            (Series 1994),
            6.55%, 4/1/24.........................      257,480
     100    James Madison
            University RRB, Series 1993
            5.25%, 6/1/13, (AMBAC)................       93,210
     300    Prince William County,
            IDA, Hospital RB,
            6.75%, 10/1/15........................      315,822
     250    Prince William County,
            Park Authority RB,
            6.875%, 10/15/16......................      264,835
     400    Richmond, GO,
            Public Improvement,
            (Series A),
            5.50%, 1/15/22........................      371,648
     380    Riverside, Regional Jail
            Authority RB,
            6.00%, 7/1/25, (MBIA).................      379,438
     200    Virginia Beach, GO,
            5.45%, 7/15/10........................      200,390
PRINCIPAL
 AMOUNT
  (000)                                                VALUE
$    175    Virginia Beach,
            Virginia Developmental Authority,
            Hospital Facility First Mortgage RB,
            6.00%, 2/15/09, (AMBAC)...............   $  184,259
     100    Virginia Beach,
            Virginia Developmental Authority,
            Hospital Facility First Mortgage RB,
            6.00%, 2/15/12, (AMBAC)...............      103,280
     200    Virginia College Building Authority,
            Hampton University Project,
            5.75%, 4/1/14.........................      194,212
     100    Virginia Guaranteed
            Student Loan, RB, (Series C),
            5.75%, 9/1/10.........................       97,548
     100    Virginia State,
            Housing Development Authority,
            Commonwealth Meeting Bonds, (Series
            A),
            6.95%, 1/1/10.........................      104,026
     100    Virginia State,
            Housing Development Authority,
            Commonwealth Meeting Bonds, (Series A)
            7.10%, 1/1/17.........................      104,322
     300    Virginia State,
            Housing Development Authority RB,
            (Series F),
            Commonwealth Mortgage,
            6.25%, 7/1/12.........................      301,863
     300    Virginia State,
            Multi-Family RB,
            (Series H),
            6.35%, 11/1/11........................      306,366
     100    Virginia State,
            Public Building Authority,
            (Series B),
            5.40%, 8/1/13.........................       95,358
     300    Virginia State,
            Public School Authority, (Series A)
            6.20%, 8/1/13.........................      311,802
     100    Virginia State,
            Public School Authority, (Series B),
            6.50%, 8/1/15.........................      104,977
     200    Virginia State,
            Resident Authority
            Water & Sewer,
            Reference Washington County Service
            Lot 21,
            5.25%, 10/1/14........................      184,574

                                                                              43

                         EVERGREEN VIRGINIA MUNICIPAL BOND FUND
                         STATEMENT OF INVESTMENTS -- (CONTINUED)
(Virginia logo appears here)            AUGUST 31, 1995

PRINCIPAL
 AMOUNT
  (000)                                                VALUE
 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
$    300    West Point,
            IDA, Chesapeake Corp.,
            6.25%, 3/1/19.........................   $  297,081
                                                      6,856,462
            PUERTO RICO -- 5.9%
     300    Puerto Rico Commonwealth, GO,
            6.25%, 7/1/13, (MBIA).................      322,491
     150    Puerto Rico Commonwealth, GO,
            6.45%, 7/1/17.........................      155,062
                                                        477,553
            WASHINGTON, D.C. -- 5.3%
     100    Metropolitan Airport Authority,
            General Airport RRB, Series A
            5.375%, 10/1/13, (MBIA)...............       94,523
     300    Metropolitan Airport Authority,
            General Airport RRB, Series A
            7.60%, 10/1/14........................      328,500
                                                        423,023
              TOTAL LONG-TERM MUNICIPAL
                 SECURITIES (COST $7,599,524).....    7,757,038

 SHARES                                                VALUE
 MUTUAL FUND SHARES -- 5.2%
 362,000    Lehman Municipal Money Market
            Fund.........................            $  362,000
  59,000    Lehman Tax Free Money
            Market.......................                59,000
            Total Mutual Fund Shares
            (COST $421,000)..............               421,000
              TOTAL INVESTMENTS..........
                 (COST $8,020,524)          101.8%    8,178,038
              OTHER ASSETS AND
                 LIABILITIES -- NET......    (1.8)     (146,031)
              NET ASSETS.................   100.0%   $8,032,007

Summary of Abbreviations
AMBAC -- Insured by American Municipal Bond Assurance
  Corporation
GNMA -- Government National Mortgage Association
GO -- General Obligation Bonds
IDA -- Industrial Development Authority
MBIA -- Insured by Municipal Bond Investors Assurance
RB -- Revenue Bonds
RRB -- Revenue Refunding Bonds
See accompanying notes to financial statements.
44

                                    EVERGREEN VIRGINIA MUNICIPAL BOND FUND
                                      STATEMENT OF ASSETS AND LIABILITIES
(Virginia logo appears here)                     AUGUST 31, 1995

ASSETS:
   Investments at value (identified cost $8,020,524)................................................................  $8,178,038
   Cash.............................................................................................................         688
   Interest receivable..............................................................................................     132,892
   Receivable for Fund shares sold..................................................................................      10,676
   Prepaid expenses.................................................................................................       9,712
   Due from Adviser.................................................................................................       7,179
         Total assets...............................................................................................   8,339,185
LIABILITIES:
   Payable for securities purchased.................................................................................     298,688
   Dividends payable................................................................................................       5,644
   Accrued expenses.................................................................................................       2,846
         Total liabilities..........................................................................................     307,178
NET ASSETS..........................................................................................................  $8,032,007
NET ASSETS CONSIST OF:
   Paid-in capital..................................................................................................  $8,146,997
   Undistributed net investment income..............................................................................       4,496
   Accumulated net realized loss on investment transactions.........................................................    (277,000)
   Net unrealized appreciation of investments.......................................................................     157,514
         Net assets.................................................................................................  $8,032,007
CALCULATION OF NET ASSET VALUE AND MAXIMUM OFFERING PRICE PER SHARE:
   Class A Shares ($1,983,460 205,181 shares of beneficial interest outstanding)....................................  $     9.67
   Sales charge -- 4.75% of offering price..........................................................................         .48
         Maximum offering price.....................................................................................  $    10.15
   Class B Shares ($5,083,339 525,841 shares of beneficial interest outstanding)....................................  $     9.67
   Class Y Shares ($965,208 99,846 shares of beneficial interest outstanding).......................................  $     9.67

See accompanying notes to financial statements.
                                                                              45

                             EVERGREEN VIRGINIA MUNICIPAL BOND FUND
                                   STATEMENT OF OPERATIONS
(Virginia logo appears here)   EIGHT MONTHS ENDED AUGUST 31, 1995

INVESTMENT INCOME:
   Interest.............................................................................................             $273,155
EXPENSES:
   Advisory fee.........................................................................................  $ 23,156
   Administrative personnel and service fees............................................................     3,423
   Distribution fee -- Class A Shares...................................................................     3,127
   Distribution fee -- Class B Shares...................................................................    22,700
   Shareholder services fee -- Class B Shares...........................................................     7,567
   Custodian fee........................................................................................    39,436
   Transfer agent fee...................................................................................    28,780
   Reports and notices to shareholders..................................................................    28,370
   Registration and filing fees.........................................................................    21,936
   Professional fees....................................................................................    15,055
   Insurance expense....................................................................................     1,012
   Trustees' fees and expenses..........................................................................       119
   Miscellaneous........................................................................................     4,454
                                                                                                           199,135
   Less: Fee waivers and expense reimbursements.........................................................  (144,032)
         Net expenses...................................................................................               55,103
Net investment income...................................................................................              218,052
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments.....................................................................              (13,951)
   Net change in unrealized appreciation (depreciation) of investments..................................              567,181
Net gain on investments.................................................................................              553,230
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................................             $771,282

See accompanying notes to financial statements.
46

                                    EVERGREEN VIRGINIA MUNICIPAL BOND FUND
(Virginia logo appears here)          STATEMENT OF CHANGES IN NET ASSETS

                                                                                             EIGHT MONTHS
                                                                                                 ENDED
                                                                                              AUGUST 31,        YEAR ENDED
                                                                                                 1995        DECEMBER 31, 1994
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income...................................................................   $   218,052       $   236,912
   Net realized loss on investments........................................................       (13,951)         (258,553)
   Net change in unrealized appreciation (depreciation) of investments.....................       567,181          (435,700)
      Net increase (decrease) in net assets resulting from operations......................       771,282          (457,341)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A Shares..........................................................................       (64,808)          (82,301)
   Class B Shares..........................................................................      (133,946)         (148,091)
   Class Y Shares..........................................................................       (19,298)           (6,520)
   Total distributions to shareholders.....................................................      (218,052)         (236,912)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold...............................................................     2,276,843         3,657,110
   Proceeds from reinvestment of distributions.............................................       172,095           190,012
   Payment for shares redeemed.............................................................      (737,002)         (926,664)
         Net increase resulting from Fund share transactions...............................     1,711,936         2,920,458
         Net increase in net assets........................................................     2,265,166         2,226,205
NET ASSETS:
   Beginning of period.....................................................................     5,766,841         3,540,636
   End of period (includes undistributed net investment income of $4,496 at August 31,
     1995).................................................................................   $ 8,032,007       $ 5,766,841

See accompanying notes to financial statements.
                                                                              47

                                EVERGREEN VIRGINIA MUNICIPAL BOND FUND
(Virginia logo appears here)             FINANCIAL HIGHLIGHTS

                                           CLASS A SHARES                               CLASS B SHARES                   CLASS Y
                                                             JULY 2,                                      JULY 2,         SHARES
                             EIGHT MONTHS                     1993*       EIGHT MONTHS                     1993*       EIGHT MONTHS
                                ENDED        YEAR ENDED      THROUGH         ENDED        YEAR ENDED      THROUGH         ENDED
                              AUGUST 31,    DECEMBER 31,   DECEMBER 31,    AUGUST 31,    DECEMBER 31,   DECEMBER 31,    AUGUST 31,
                                1995#           1994           1993          1995#           1994           1993          1995#

PER SHARE DATA:
Net asset value, beginning
  of period................     $ 8.85         $10.19         $10.00         $ 8.85        $10.19        $10.00        $8.85
Income (loss) from
  investment operations:
Net investment income......         .33            .47          .20            .28            .42           .17             .34
Net realized and unrealized
  gain (loss) on
  investments..............         .82          (1.34)         .19            .82          (1.34)          .19             .82
  Total from investment
    operations.............        1.15           (.87)         .39           1.10           (.92)          .36            1.16
Less distributions to
  shareholders from net
  investment income........        (.33)          (.47)        (.20)          (.28)          (.42)         (.17)          (.34)
Net asset value, end of
  period...................  $     9.67     $     8.85     $  10.19     $     9.67     $     8.85     $   10.19          $9.67
TOTAL RETURN(+)............        13.1%         (8.6%)        3.9%          12.5%          (9.1%)         3.7%           13.3%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)..........      $1,983         $1,606         $1,306         $5,083       $3,817        $2,235           $965
Ratios to average net
  assets:
  Expenses**...............         .72%(+)(+)    .53%        .25%(+)(+)       1.47%(+)(+)   1.12%        .75%(+)(+)     .47%(+)(+)
  Net investment
    income**...............        5.17%(+)(+)   5.11%       4.64%(+)(+)       4.42%(+)(+)   4.54%       4.25%(+)(+)    5.42%(+)(+)
Portfolio turnover rate....          87%           59%          0%               87%           59%          0%            87%

                            FEBRUARY 28,
                                1994*
                               THROUGH
                             DECEMBER 31,
                                 1994
PER SHARE DATA:
Net asset value, beginning
  of period................      $9.83
Income (loss) from
  investment operations:
Net investment income......        .41
Net realized and unrealized
  gain (loss) on
  investments..............       (.98)
  Total from investment
    operations.............       (.57)
Less distributions to
  shareholders from net
  investment income........       (.41)
Net asset value, end of
  period...................      $8.85
TOTAL RETURN(+)............      (5.8%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)..........       $344
Ratios to average net
  assets:
  Expenses**...............       .28%(+)(+)
  Net investment
    income**...............      5.54%(+)(+)
Portfolio turnover rate....        59%

#  The Fund changed its fiscal year end from December 31 to August 31.
*  Commencement of class operations.
(+) Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charges are not reflected.
(+)(+) Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                CLASS A SHARES                            CLASS B SHARES                      CLASS Y SHARES
                                                 JULY 2,                                   JULY 2,
                   EIGHT MONTHS                   1993*      EIGHT MONTHS                   1993*      EIGHT MONTHS   FEBRUARY 28,
                      ENDED       YEAR ENDED     THROUGH        ENDED       YEAR ENDED     THROUGH        ENDED      1994* THROUGH
                    AUGUST 31,   DECEMBER 31,  DECEMBER 31,   AUGUST 31,   DECEMBER 31,  DECEMBER 31,   AUGUST 31,    DECEMBER 31,
                      1995#          1994          1993         1995#          1994          1993         1995#           1994
Expenses..........      3.83%        5.14%         7.75%          4.58%        5.73%         8.25%          3.58%         4.89%
Net investment
  income (loss)...      2.06%         .50%        (2.86%)         1.31%        (.07%)       (3.25%)         2.31%          .93%

See accompanying notes to financial statements.
48

                     COMBINED NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND NAME CHANGES
     The Evergreen State Tax-Free Funds (the "Funds") are separate series of Evergreen Investment Trust except for Evergreen Florida High Income Municipal Bond Fund, which is a series of Evergreen Municipal Trust, both open-end management companies registered under the Investment Company Act of 1940, as amended (the "Act"). The Evergreen State Tax-Free Funds consist of Evergreen Florida Municipal Bond Fund ("Florida"), Evergreen Florida High Income Municipal Bond Fund ("Florida High Income"), Evergreen Georgia Municipal Bond Fund ("Georgia"), Evergreen North Carolina Municipal Bond Fund ("North Carolina"), Evergreen South Carolina Municipal Bond Fund ("South Carolina") and Evergreen Virginia Municipal Bond Fund ("Virginia"), known collectively as the Funds.
     Effective July 7, 1995, the Funds changed their names as follows:

                    FORMER NAME                                               CURRENT NAME
First Union Florida Municipal Bond Portfolio                Evergreen Florida Municipal Bond Fund
First Union Georgia Municipal Bond Portfolio                Evergreen Georgia Municipal Bond Fund
First Union North Carolina Municipal Bond Portfolio         Evergreen North Carolina Municipal Bond Fund
First Union South Carolina Municipal Bond Portfolio         Evergreen South Carolina Municipal Bond Fund
First Union Virginia Municipal Bond Portfolio               Evergreen Virginia Municipal Bond Fund

NOTE 2 -- CHANGE IN FISCAL YEARS
     On March 15, 1995, the Trustees approved a change in Florida's, Georgia's, North Carolina's, South Carolina's, and Virginia's fiscal year end from December 31 to August 31. These financial statements are as of and for the eight months ended August 31, 1995.
NOTE 3 -- ACQUISITION INFORMATION
     Effective June 30,1995, Florida acquired substantially all of the net assets of ABT Florida Tax-Free Fund ("ABT Florida's net assets") through the issuance of 15,518,259 of its Class A shares in exchange for ABT Florida's net assets valued at $150,061,560. The aggregate net assets immediately after the acquisition was $188,106,885. The acquired net assets, in this non-taxable transaction, consisted primarily of portfolio securities with unrealized appreciation of $8,245,724. ABT Florida Tax-Free Fund's fiscal year ended April
30. Since both Florida and ABT Florida Tax-Free Fund were similar funds, and ABT Florida Tax-Free Fund contributed the majority of the net assets and shareholders, its basis of accounting for assets and liabilities and its operating results for prior periods have been carried forward in the accompanying financial statements and financial highlights as the accounting survivor. Accordingly the accompanying financial statements of Florida for the four months ended August 31, 1995 include ABT Florida Tax-Free Fund's results of operations for the period May 1, 1995 through June 30, 1995.
     Effective June 30, 1995, Florida High Income, a new series of the Evergreen Municipal Trust formed for the purpose of acquiring substantially all of ABT Florida High Income Municipal Bond Fund's net assets ("ABT's net assets"), issued 5,728,125 of its Class A shares at $10.30 per share in exchange for ABT's net assets valued at $59,053,062. The acquired net assets, in this nontaxable transaction, primarily consisted of portfolio securities with an identified cost basis of $58,111,824 and unrealized appreciation of $367,404. ABT Florida High Income Municipal Bond Fund's fiscal year ended April 30. Because ABT Florida High Income Municipal Bond Fund contributed substantially all of Florida High Income's net assets and shareholders, its basis of accounting for assets and liabilities and its operating results for prior periods are carried forward in the accompanying financial statements and financial highlights as the accounting survivor. Accordingly, the accompanying financial statements of Florida High Income for the four months ended August 31, 1995 include ABT Florida High Income Municipal Bond Fund's results of operations for the period May 1, 1995 through June 30, 1995.
                                                                              49

                     COMBINED NOTES TO FINANCIAL STATEMENTS
NOTE 4 -- SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.
     SECURITY VALUATIONS -- Municipal bonds are valued by an independent pricing service taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data it deems relevant in determining valuations for normal institutional size trading units of debt securities which it believes to reflect the fair value of securities. The independent pricing service does not rely exclusively on quoted prices. Short term securities purchased with remaining maturities of sixty days or less are stated at amortized cost which approximates market value.
     SECURITY TRANSACTIONS -- Security transactions are accounted for on the date purchased or sold. Net realized gains or losses are determined on the identified cost basis.
     INVESTMENT INCOME AND EXPENSES -- Interest income and expenses are accrued daily. Premiums and discounts paid on securities are amortized or accreted into interest income.
     WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Funds record when-issued or delayed delivery transactions on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.
     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Dividends from net realized capital gains on investments, if any, will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from the amounts available for distribution under generally accepted accounting principles. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets.
     As of August 31, 1995, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid in capital:

                                   UNDISTRIBUTED              ACCUMULATED
                               NET INVESTMENT INCOME      LOSS ON INVESTMENTS
Florida                               $22,662                   $22,662
Florida High Income                       660                       621
Georgia                                 3,407                     3,407
North Carolina                         50,135                    50,029
South Carolina                            899                       899
Virginia                                4,496                     4,496

     INCOME TAXES -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and other net income to its shareholders. Accordingly, no provisions for Federal income or excise taxes are necessary. To the extent that realized net capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.
50

                     COMBINED NOTES TO FINANCIAL STATEMENTS
NOTE 4 -- SIGNIFICANT ACCOUNTING POLICIES -- continued
     At August 31, 1995, the Funds had capital loss carryforwards as follows:

                                            EXPIRATION
                                         2002         2003
Florida                               $1,383,385          --
Florida High Income                      723,137    $634,610
Georgia                                  712,670          --
North Carolina                         3,831,798          --
South Carolina                             5,094          --
Virginia                                 258,553          --

     Capital losses incurred after October 31, within each Fund's fiscal year, are deemed to arise on the first business day of the following fiscal year. The following Fund's incurred and will elect to defer such capital losses at August 31, 1995 as follows:

North Carolina                             $463,374
South Carolina                                  154
Virginia                                     18,447

     DEFERRED EXPENSES -- The costs incurred by Florida, Georgia, North Carolina, South Carolina and Virginia with respect to registration of their shares in their first fiscal year, excluding the initial expense of registering the shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement.
     ALLOCATION OF EXPENSES -- Expenses specifically identifiable to a class of shares are charged to that class. Expenses common to a Trust as a whole are allocated to the funds in that Trust. Net investment income (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
     DEFERRED ORGANIZATION EXPENSES -- The expenses of Florida High Income incurred in connection with its organization are being deferred and amortized over a period of benefit not to exceed 60 months from June 30, 1995.
NOTE 5 -- INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES INVESTMENT ADVISORY AGREEMENTS -- First Union National Bank of North
Carolina ("First Union") is entitled to an annual fee of .50 of 1% of Georgia's, North Carolina's, South Carolina's and Virginia's average daily net assets pursuant to each Funds investment advisory agreement. First Union is entitled to an annual fee of .60 of 1% of average daily net assets of Florida and Florida High Income pursuant to their agreements. First Union has agreed to voluntarily limit its advisory fee for Florida and Florida High Income to an annual fee of
 .30 of 1%. This voluntary waiver can be modified or terminated at any time. In addition, First Union voluntarily waived its advisory fee and reimbursed operating expenses for the eight months (except for Florida and Florida High Income which is for the four months) ended August 31, 1995 as noted below:

                                  ADVISORY FEE             EXPENSE
                                    WAIVERS             REIMBURSEMENTS
Florida                             $ 73,661               $ 46,864
Florida High Income                   30,271                     --
Georgia                               32,646                105,409
North Carolina                       132,051                     --
South Carolina                        13,154                144,430
Virginia                              23,156                120,876

                     COMBINED NOTES TO FINANCIAL STATEMENTS
NOTE 5 -- INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES -- continued
     Prior to June 30, 1995, Palm Beach Capital Management, Ltd. ("Palm Beach") was entitled to an investment advisor fee for Florida at an annual rate of .30 of 1% of Florida's average daily net assets up to $200 million and .25 of 1% of average daily net assets in excess of $200 million. Pursuant to this arrangement, Florida paid $81,519 to Palm Beach for the two-month period ended June 30, 1995. Palm Beach was entitled to an investment advisory fee for Florida High Income at an annual rate of .60 of 1% of Florida High Income's average daily net assets which totaled $62,778 for the two-month period ended June 30, 1995. Palm Beach voluntarily waived advisory fees for Florida High Income totaling $41,419.
     ADMINISTRATION AGREEMENT -- Until July 7, 1995, Federated Investor Services ("FAS") provided Georgia, North Carolina, South Carolina and Virginia with certain administrative personnel and services including certain clerical and recordkeeping services. In addition, certain of the Fund's officers and Trustees were officers or directors of FAS. FAS' fee was based on the level of average net assets of the Trust for the period, subject to a minimum fee. Effective July 7, 1995, Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly owned subsidiary of First Union, became the Funds' Administrator and Furman Selz, Incorporated ("Furman Selz") became the sub-administrator. Officers of Furman Selz became officers of the Funds. Evergreen Asset's fee and Furman Selz' fee is based on the average daily net assets of all the funds administered by Evergreen Asset for which First Union or Evergreen Asset is also investment adviser. Such fee is calculated at the following annual rates:

ADMINISTRATION FEE               AVERAGE DAILY NET ASSETS
      0.050%                      on the first $7 billion
      0.035%                      on the next $3 billion
      0.030%                      on the next $5 billion
      0.020%                      on the next $10 billion
      0.015%                      on the next $5 billion
      0.010%                      in excess of $30 billion

SUB-ADMINISTRATION FEE               AVERAGE DAILY NET ASSETS
        0.0100%                       on the first $7 billion
        0.0075%                       on the next $3 billion
        0.0050%                       on the next $15 billion
        0.0040%                       in excess of $25 billion

     At August 31, 1995, assets for which Evergreen Asset was the administrator for which either Evergreen Asset or First Union was investment adviser totaled approximately $9.8 billion.
     Prior to June 30, 1995, Palm Beach was the Administrator for Florida and Florida High Income. Pursuant to an administration agreement, Florida and Florida High Income paid $21,443 and $8,153, respectively. Subsequent to June 30, 1995, Evergreen Asset became Florida's and Florida High Income's Administrator and was compensated in accordance with the above schedule.
     PLANS OF DISTRIBUTION -- The Funds have adopted for their Class A shares and Class B shares, Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the Act. Under the terms of the Plans, the Funds may incur distribution-related and shareholder servicing expenses which may not exceed an annual fee of .75 of 1% for Class A and Class B shares. For each of the Funds except Florida, the payments for Class A were voluntarily limited to an annual fee of .25 of 1% of average daily net assets. For Florida, effective June 30, 1995, Rule 12b-1 fees for Class A shares were limited to the extent such payment would make Florida's ratio of expenses to average daily net assets for Class A shares exceed .61 of 1%. For the two-month period ended August 31, 1995, Rule 12b-1 fees charged to Florida were approximately an annual fee of .06 of 1%. Rule 12b-1 fees are accrued daily and paid monthly. In connection with their Plans, Georgia, North Carolina, South Carolina and Virginia had entered into distribution agreements with Federated Securities Corp. ("FSC") whereby they compensated FSC for its services at a rate which did not exceed an annual fee of
 .25 of 1% of Class A average daily net assets and an annual fee
52

                     COMBINED NOTES TO FINANCIAL STATEMENTS
NOTE 5 -- INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES -- continued
of .75 of 1% of Class B average daily net assets. Effective July 7, 1995, Georgia, North Carolina, South Carolina and Virginia entered into a distribution agreement with EFD whereby they will compensate EFD for its services at a rate which may not exceed an annual fee of .25 of 1% of Class A average daily net assets and an annual fee of .75 of 1% of Class B average daily net assets.
     The Funds have entered into a Shareholder Services Agreement with First Union Brokerage Services ("FUBS"), an affiliate of First Union, whereby they will compensate FUBS up to an annual fee of .25 of 1% for certain services provided to shareholders and/or maintenance of shareholder accounts relating to each of the Fund's Class B shares. At August 31, 1995 the following amounts remain payable related to each Fund's shareholder services plan:

Florida                                     $ 2,959
Florida High Income                             292
Georgia                                         761
North Carolina                                5,272
South Carolina                                  381
Virginia                                        549

     ORGANIZATIONAL EXPENSES -- Organizational expenses of Florida, Georgia, North Carolina, South Carolina and Virginia were initially borne by FAS. Such expenses will be reimbursed during the five-year period following each Funds' commencement of operations. As a result of the change in the administration agreement, First Union purchased the remaining unreimbursed organizational expenses from FAS. At August 31, 1995, the Funds have a remaining liability as follows:

Florida                                     $28,526
Georgia                                      26,749
North Carolina                               50,977
South Carolina                               74,261
Virginia                                     26,607

NOTE 6 -- SHARES OF BENEFICIAL INTEREST
     The Funds have an unlimited number of no par value shares of beneficial interest authorized. The shares are divided into classes which are designated Class Y, Class A and Class B shares. Class Y shares are available only to investment advisory clients of First Union and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994. The classes have identical voting, dividend, liquidation and other rights, except that Class A and Class B shares bear distribution expenses (see Note 5) and have exclusive voting rights with respect to their distribution plans.
                                                                              53

                     COMBINED NOTES TO FINANCIAL STATEMENTS
NOTE 6 -- SHARES OF BENEFICIAL INTEREST -- continued
     Transactions in shares of beneficial interest were as follows:

                                                                      FOUR MONTHS ENDED                   YEAR ENDED
                                                                       AUGUST 31, 1995                  APRIL 30, 1995
                                                                   SHARES           AMOUNT         SHARES           AMOUNT
FLORIDA
CLASS A
Shares sold...................................................      148,921      $  1,551,451       984,064      $ 10,432,999
Shares issued in acquisition of First Union Florida Municipal
  Bond Portfolio..............................................      876,413         8,475,749
Shares issued on reinvestment of distributions................      136,011         1,447,315       323,930         3,441,954
Shares redeemed...............................................   (4,679,881)      (45,809,078)   (4,338,794)      (46,142,147)
Net decrease..................................................   (3,518,536)      (34,334,563)   (3,030,800)      (32,267,194)
CLASS B**
Shares sold...................................................      179,340         1,737,203            --                --
Shares issued in acquisition of First Union Florida Municipal
  Bond Portfolio..............................................    2,722,202        26,328,175
Shares issued on reinvestment of distributions................       15,662           151,941            --                --
Shares redeemed...............................................     (109,102)       (1,054,568)           --                --
Net increase..................................................    2,808,102        27,162,751            --                --
CLASS Y*
Shares sold...................................................       97,604           938,937            --                --
Shares issued in acquisition of First Union Florida Municipal
  Bond Portfolio..............................................      335,151         3,241,399
Shares issued on reinvestment of distributions................          591             5,727            --                --
Shares redeemed...............................................      (63,509)         (610,195)           --                --
Net increase..................................................      369,837         3,575,868            --                --
Total net decrease resulting from Fund share transactions.....     (340,597)      ($3,595,944)   (3,030,800)     ($32,267,194)

      * For Class Y shares, the Fund share transaction activity is for the period June 30, 1995 (commencement of class operations) through August 31, 1995.
     ** For Class B shares, the Fund share transaction activity is for the period June 30, 1995 (commencement of class operations) through August 31, 1995.

                                                                      FOUR MONTHS ENDED                   YEAR ENDED
                                                                       AUGUST 31, 1995                  APRIL 30, 1995
                                                                   SHARES           AMOUNT         SHARES           AMOUNT
FLORIDA HIGH INCOME
CLASS A
Shares sold...................................................      730,828      $  7,497,799     1,229,625      $ 12,266,977
Shares issued on reinvestment of distributions................       29,262           301,952       107,271         1,069,096
Shares redeemed...............................................   (1,434,175)      (14,852,986)   (2,147,860)      (21,245,986)
Net decrease..................................................     (674,085)       (7,053,235)     (810,964)       (7,909,913)
CLASS B*
Shares sold...................................................      301,146         3,102,089            --                --
Shares issued on reinvestment of distributions................          505             5,248            --                --
Net increase..................................................      301,651         3,107,337            --                --
CLASS Y*
Shares sold...................................................           10               101            --                --
Total net decrease resulting from Fund share transactions.....     (372,424)      ($3,945,797)     (810,964)     ($ 7,909,913)

* For Class B shares, the Fund share transaction activity is for the period July 11, 1995 (commencement of class operations) through August 31, 1995. Class Y Shares have not yet commenced operations.
54

                     COMBINED NOTES TO FINANCIAL STATEMENTS
NOTE 6 -- SHARES OF BENEFICIAL INTEREST -- continued

                                                                           EIGHT MONTHS ENDED               YEAR ENDED*
                                                                             AUGUST 31, 1995             DECEMBER 31, 1994
                                                                         SHARES         AMOUNT        SHARES         AMOUNT
GEORGIA
CLASS A
Shares sold..........................................................     76,707      $   721,680     100,861      $   940,685
Shares issued on reinvestment of distributions.......................      4,524           42,316       5,104           46,518
Shares redeemed......................................................    (18,364)        (172,931)    (27,500)        (247,702)
Net increase.........................................................     62,867          591,065      78,465          739,501
CLASS B
Shares sold..........................................................    128,136        1,196,824     586,440        5,520,982
Shares issued on reinvestment of distributions.......................     17,586          164,250      22,504          204,561
Shares redeemed......................................................   (140,930)      (1,336,278)   (180,297)      (1,612,750)
Net increase.........................................................      4,792           24,796     428,647        4,112,793
CLASS Y
Shares sold..........................................................    108,389        1,023,100      32,285          292,238
Shares issued on reinvestment of distributions.......................        647            6,066         289            2,580
Shares redeemed......................................................       (244)          (2,297)        (41)            (369)
Net increase.........................................................    108,792        1,026,869      32,533          294,449
Total net increase resulting from Fund share transactions............    176,451      $ 1,642,730     539,645      $ 5,146,743

* For Class Y shares, the Fund share transaction activity is for the period February 28, 1994 (commencement of class operations) through December 31, 1994.

                                                                       EIGHT MONTHS ENDED                YEAR ENDED*
                                                                         AUGUST 31, 1995              DECEMBER 31, 1994
                                                                     SHARES         AMOUNT         SHARES           AMOUNT
NORTH CAROLINA
CLASS A
Shares sold......................................................    125,332      $ 1,232,452       417,470      $  4,151,733
Shares issued on reinvestment of distributions...................     19,270          189,699        36,125           349,098
Shares redeemed..................................................   (183,513)      (1,800,044)     (782,865)       (7,703,364)
Net decrease.....................................................    (38,911)        (377,893)     (329,270)       (3,202,533)
CLASS B
Shares sold......................................................    521,981        5,146,189     1,588,728        15,705,181
Shares issued on reinvestment of distributions...................    101,358          997,747       163,431         1,564,184
Shares redeemed..................................................   (565,861)      (5,555,413)   (1,136,420)      (10,565,842)
Net increase.....................................................     57,478          588,523       615,739         6,703,523
CLASS Y
Shares sold......................................................     45,992          453,471        74,100           704,924
Shares issued on reinvestment of distributions...................        448            4,415           420             3,943
Shares redeemed..................................................    (15,523)        (152,131)       (4,358)          (41,054)
Net increase.....................................................     30,917          305,755        70,162           667,813
Total net increase resulting from Fund share transactions........     49,484      $   516,385       356,631      $  4,168,803

* For Class Y shares, the Fund share transaction activity is for the period February 28, 1994 (commencement of class operations) through December 31, 1994.
                                                                              55

                     COMBINED NOTES TO FINANCIAL STATEMENTS
NOTE 6 -- SHARES OF BENEFICIAL INTEREST -- continued

                                                                             EIGHT MONTHS ENDED             YEAR ENDED*
                                                                               AUGUST 31, 1995           DECEMBER 31, 1994
                                                                           SHARES         AMOUNT      SHARES         AMOUNT
SOUTH CAROLINA
CLASS A
Shares sold.............................................................    28,494      $  267,216     41,168      $  382,655
Shares issued on reinvestment of distributions..........................       754           7,119        246           2,190
Shares redeemed.........................................................    (1,851)        (17,235)    (5,193)        (48,887)
Net increase............................................................    27,397         257,100     36,221         335,958
CLASS B
Shares sold.............................................................   100,143         941,168    304,136       2,846,537
Shares issued on reinvestment of distributions..........................     7,356          69,043      6,194          55,132
Shares redeemed.........................................................   (22,831)       (214,174)   (25,441)       (220,905)
Net increase............................................................    84,668         796,037    284,889       2,680,764
CLASS Y
Shares sold.............................................................   173,778       1,645,544     10,721          97,414
Shares issued on reinvestment of distributions..........................       745           7,094          1               7
Shares redeemed.........................................................   (10,674)       (100,744)       (24)           (214)
Net increase............................................................   163,849       1,551,894     10,698          97,207
Total net increase resulting from Fund share transactions...............   275,914      $2,605,031    331,808      $3,113,929

* For Class A and B shares, the Fund share transaction activity is for the period January 3, 1994 (commencement of class operations) through December 31, 1994. For Class Y shares, the Fund share transaction activity is for the period February 28, 1994 (commencement of class operations) through December 31, 1994.

                                                                             EIGHT MONTHS ENDED             YEAR ENDED*
                                                                              AUGUST 31, 1995            DECEMBER 31, 1994
                                                                          SHARES         AMOUNT       SHARES         AMOUNT
VIRGINIA
CLASS A
Shares sold............................................................    48,742      $   465,071     86,681      $  821,129
Shares issued on reinvestment of distributions.........................     5,890           56,155      7,518          68,995
Shares redeemed........................................................   (30,945)        (295,864)   (40,827)       (366,090)
Net increase...........................................................    23,687          225,362     53,372         524,034
CLASS B
Shares sold............................................................   105,642        1,013,607    259,308       2,456,021
Shares issued on reinvestment of distributions.........................    11,096          105,855     13,100         120,183
Shares redeemed........................................................   (22,448)        (212,617)   (60,204)       (530,916)
Net increase...........................................................    94,290          906,845    212,204       2,045,288
CLASS Y
Shares sold............................................................    83,741          798,165     42,022         379,970
Shares issued on reinvestment of distributions.........................     1,057           10,084         93             824
Shares redeemed........................................................   (23,858)        (228,520)    (3,209)        (29,658)
Net increase...........................................................    60,940          579,729     38,906         351,136
Total net increase resulting from Fund share transactions..............   178,917      $ 1,711,936    304,482      $2,920,458

* For Class Y shares, the Fund share transaction activity is for the period February 28, 1994 (commencement of class operations) through December 31, 1994. 56

                     COMBINED NOTES TO FINANCIAL STATEMENTS
NOTE 7 -- INVESTMENT TRANSACTIONS
     The cost of purchases and proceeds from sales of investments, excluding short-term securities for the period ended August 31, 1995 were as follows:

                                                             PURCHASES            SALES
Florida..................................................   $47,227,865        $55,441,528
Florida High Income......................................     8,599,127         12,446,228
Georgia..................................................    10,688,598          8,635,728
North Carolina...........................................    65,307,333         68,884,323
South Carolina...........................................     4,972,745          2,538,357
Virginia.................................................     7,327,813          5,833,025

     On August 31, 1995, the aggregate cost of investments for federal tax purposes is the same as for financial reporting purposes. The composition of unrealized appreciation and depreciation of investment securities was as follows:

                                       APPRECIATION        DEPRECIATION           NET
Florida.............................    $9,824,154           $805,066          $9,019,088
Florida High Income.................     1,332,091            325,721           1,006,370
Georgia.............................       451,334             31,198             420,136
North Carolina......................     2,019,595             80,591           1,939,004
South Carolina......................       132,550             22,070             110,480
Virginia............................       198,384             40,870             157,514

NOTE 8 -- CONCENTRATION OF CREDIT RISK
     Since the Funds invest a substantial portion of their assets in issuers located in a single state, they may be more affected by economic and political developments in a specific state or region than would be a comparable general tax-exempt mutual fund. Certain debt obligations held by each of the Funds are entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.
                                                                              57

                       REPORT OF INDEPENDENT ACCOUNTANTS
TO THE TRUSTEES AND SHAREHOLDERS OF
  EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND
     In our opinion, the accompanying Statement of Assets and Liabilities, including the Statement of Investments and the related Statements of Operations and of Changes in Net Assets and the Financial Highlights present fairly, in all material respects, the financial position of Evergreen Florida High Income Municipal Bond Fund (the "Fund"), one of the Evergreen Municipal Trust Portfolios, at August 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the four months in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 1995 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The statement of changes in net assets for the year ended April 30, 1995 and the financial highlights for each of the two years in the period ended April 30, 1995 and the financial highlights for the period June 17, 1992 (commencement of operations) through April 30, 1993 were audited by other independent accountants, whose opinion thereon, dated June 2, 1995 was unqualified.
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
October 24, 1995
58

                          INDEPENDENT AUDITORS' REPORT
THE TRUSTEES AND SHAREHOLDERS OF
  EVERGREEN FLORIDA MUNICIPAL BOND FUND
  EVERGREEN GEORGIA MUNICIPAL BOND FUND
  EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
  EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
  EVERGREEN VIRGINIA MUNICIPAL BOND FUND
     We have audited the accompanying statements of assets and liabilities, including the statements of investments, for the Evergreen State Tax-Free Funds listed below, as of August 31, 1995 and the related statements of operations, the changes in net assets, and the financial highlights for each of the period listed below:
     EVERGREEN FLORIDA MUNICIPAL BOND FUND (formerly First Union Florida Municipal Bond Portfolio) -- statement of operations, statement of changes in net assets and the financial highlights for the four-month period ended August 31, 1995. The statement of changes in net assets for the year ended April 30, 1995 and the financial highlights each of for each of the years or periods in the four-year period ended April 30, 1995 were audited by other auditors, whose opinion thereon, dated June 2, 1995 was unqualified; EVERGREEN GEORGIA MUNICIPAL BOND FUND (formerly First Union Georgia Municipal Bond Portfolio) -- statement of operations for the eight-month period ended August 31, 1995, statements of changes in net assets for the eight-month period ended August 31, 1995 and the year ended December 31, 1994, and the financial highlights for each of the years or periods from July 2, 1993 (commencement of operations) through August 31, 1995; EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND (formerly First Union North Carolina Municipal Bond Portfolio) -- statement of operations for the eight-month period ended August 31, 1995, statements of changes in net assets for the eight-month period ended August 31, 1995 and the year ended December 31, 1994, and the financial highlights for each of the years or periods from January 11, 1993 (commencement of operations) through August 31, 1995;
     EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND (formerly First Union South Carolina Municipal Bond Portfolio) -- statement of operations for the eight-month period ended August 31, 1995, statements of changes in net assets for the eight-month period ended August 31, 1995 and the period ended December 31, 1994, and the financial highlights for each of the years or periods from January 3, 1994 (commencement of operations) through August 31, 1995;
     EVERGREEN VIRGINIA MUNICIPAL BOND FUND (formerly First Union Virginia Municipal Bond Portfolio) -- statement of operations for the eight-month period ended August 31, 1995, statements of changes in net assets for the eight-month period ended August 31, 1995 and the year ended December 31, 1994, and the financial highlights for July 2, 1993 (commencement of operations) through August 31, 1995.
     These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the overall accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.
                                                                              59

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund as of August 31, 1995, and the results of their operations, changes in their net assets and the financial highlights for each of the periods listed above, in conformity with generally accepted accounting principles.
                                      KPMG PEAT MARWICK LLP
Pittsburgh, Pennsylvania
October 16, 1995
               FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)
     100% of the dividends distributed by Florida, Florida High Income, Georgia, North Carolina South Carolina and Virginia for the year ended August 31, 1995 are exempt from federal income tax, other than alternative minimum tax.
60

                             TRUSTEES AND OFFICERS
                              TRUSTEES:
                              Mr. Laurence B. Ashkin*
                              Mr. Foster Bam*
                              Mr. James S. Howell, Chairman
                              Mr. Robert J. Jeffries*
                              Mr. Gerald M. McDonnell
                              Mr. Thomas L. McVerry
                              Mr. William W. Pettit
                              Mr. Russell A. Salton, III M.D.
                              Mr. Michael S. Scofield
                              OFFICERS:
                              John J. Pileggi
                              President and Treasurer
                              Joan V. Fiore
                              Secretary
                              Sheryl Hirschfeld
                              Assistant Secretary
                              Donald E. Brostrom
                              Assistant Treasurer
                              Stephen W. St. Clair
                              Assistant Treasurer
                              * Trustees for Florida High Income
                               Municipal Bond Fund only.

         NOT                           May lose value
        FDIC                           No bank guarantee

                          Evergreen Funds Distributor, Inc.

                                                            536900
                                                             11/95